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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for four of its series, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund, for the quarter ended February 28, 2010. These series have May 31 fiscal year end.

Date of reporting period: February 28, 2010

Item 1 – Schedule of Investments

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.7%
AIRPORT 3.1%
Branson, MO Regl. Arpt. Trans. Dev. RB, Ser. B, 6.00%, 07/01/2037	$3,000,000	$1,951,050
Houston, TX Arpt. Sys. Spl. Facs. RB, Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029	1,000,000	944,040
Maryland Econ. Dev. Corp. RB, Trans. Facs. Proj., Ser. A, 5.75%, 06/01/2035	2,000,000	2,037,060

		4,932,150

COMMUNITY DEVELOPMENT DISTRICT 23.8%
Amelia Walk, FL CDD Spl. Assmt. RB, Ser. A, 5.50%, 05/01/2037	2,540,000	1,239,114
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,400,000	2,220,840
Ser. B, 5.70%, 05/01/2010	1,545,000	1,518,333
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,805,000	2,640,234
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,500,050
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	620,000	476,557
Heritage Isle at Viera, FL CDD Recreational Facs. RB, 7.10%, 10/01/2023 • +	2,150,000	1,110,367
Indian Trace, FL CDD RB, Water Mgmt., Spl. Benefit, 8.25%, 05/01/2011	950,000	954,874
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	2,900,000	2,841,362
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,434,646	1,434,890
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,805,000	2,227,535
Ser. A, 7.65%, 05/01/2032	1,840,000	1,841,950
North Springs, FL Impt. Dist. Spl. Assmt. RB, Heron Bay Proj., 7.00%, 05/01/2019	1,307,000	1,307,575
Overoaks, FL CDD Capital Impt. RB:
Ser. A, 6.125%, 05/01/2035 • +	960,000	481,181
Ser. B, 5.125%, 05/01/2009 • +	700,000	348,670
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	2,910,000	2,909,593
Portico, FL CDD Capital Impt. RB, 5.45%, 05/01/2037	5,000,000	3,018,250
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036 +	3,090,000	1,247,711
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,605,000	4,135,067
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037 +	5,335,000	2,497,420
World Commerce Ctr. Florida CDD Spl. Assmt. RB, 5.50%, 05/01/2038 •	2,000,000	778,180

		37,729,753

CONTINUING CARE RETIREMENT COMMUNITY 15.4%
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,480,510
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,101,650
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,534,589
Lancaster Cnty., PA Hosp. Auth. RRB, Brethren Vlg. Proj., Ser. A, 6.50%, 07/01/2040	3,750,000	3,537,300
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	2,850,000	2,714,995
6.375%, 10/01/2025	5,575,000	5,030,434
Nassau Cnty., NY Indl. Dev. Agcy. RB, Amsterdam at Harborside, Ser. B, 5.50%, 01/01/2028	1,250,000	1,182,525
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Southminster Proj., Ser. A, 5.75%, 10/01/2037	2,000,000	1,839,680

		24,421,683

EDUCATION 6.1%
Austin, NC RB, Univ. of North Carolina Chapel Hill Proj., Ser. 2008-1085, IIFRN, 12.27%, 12/01/2036	3,800,000	4,188,512
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	2,000,000	2,101,060
Michigan Pub. Edl. Facs. Auth. RB, Madison Academy Proj., 8.625%, 12/01/2039	1,500,000	1,506,960
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,750,000	1,839,407

		9,635,939

ELECTRIC REVENUE 0.7%
North Carolina Eastern Muni. Power Agcy. RB, Ser. C, 6.75%, 01/01/2024	1,000,000	1,174,620

1

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 1.4%
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	$2,000,000	$2,149,000

HOSPITAL 13.3%
Colorado Hlth. Facs. Auth. RRB, Valley View Assn. Proj., 5.00%, 05/15/2027	1,375,000	1,275,876
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	1,000,000	1,122,500
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,655,000	3,562,785
New Jersey Hlth. Care Facs. Fin. Auth. RRB, St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	2,000,000	2,011,860
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	4,000,000	3,878,480
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2035	3,000,000	2,730,120
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,400,000	3,231,228
West Virginia Hosp. Fin. Auth. RRB, Thomas Hlth. Sys. Proj., 6.50%, 10/01/2038	2,500,000	2,317,250
Wisconsin Hlth. & Edl. Facs. Auth. RB, Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	1,000,000	987,450

		21,117,549

HOUSING 1.6%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,469,175

INDUSTRIAL DEVELOPMENT REVENUE 11.8%
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	2,000,000	2,001,100
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	2,689,396
6.75%, 07/01/2029	1,000,000	924,890
Oklahoma Dev. Fin. Auth. RB, Solid Waste Disposal, Ser. A, 7.00%, 12/01/2021	2,500,000	2,557,175
Seneca Cnty., NY IDA Solid Waste Disposal RB, Seneca Meadows, Inc. Proj., 6.625%, 10/01/2035	1,500,000	1,500,735
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	3,030,000	2,820,960
Warren Cnty., MS Gulf Opportunity Zone Intl. Paper RB, Ser. A, 6.50%, 09/01/2032	5,000,000	5,131,900
Yonkers, NY IDA Facs. RB, Sarah Lawrence College Proj., Ser. A, 6.00%, 06/01/2041	1,000,000	1,035,080

		18,661,236

MISCELLANEOUS REVENUE 6.7%
Lower Colorado River Texas Auth. RRB, Ser. A, 7.25%, 05/15/2037	1,000,000	1,114,760
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	2,410,000	2,291,934
Massachusetts Dev. Fin. Agcy. RB, Sabis Intl. Charter Sch., Ser. A, 8.00%, 04/15/2031	1,460,000	1,623,681
Michigan Muni. Bond Auth. RB, Ser. D, 9.50%, 08/20/2010	2,000,000	1,997,760
Morongo Band of Mission Indians California Enterprise RB, Ser. B, 6.50%, 03/01/2028	2,000,000	1,861,800
New York Urban Dev. Corp. RB, 5.875%, 01/15/2013	1,000,000	1,000,270
Sabine River Auth. Pollution Control RB, TXU Electric Corp. Proj., Ser. B, 5.75%, 05/01/2030	800,000	758,544

		10,648,749

PUBLIC FACILITIES 1.0%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,145,000	1,612,246

RESOURCE RECOVERY 1.0%
Pennsylvania EDFA RB, Colver Proj., Ser. F, 5.00%, 12/01/2012	1,500,000	1,508,730

SALES TAX 1.5%
Southwestern Illinois Dev. Auth. RB, Collinsville, Ltd., 5.00%, 03/01/2025	1,500,000	1,165,515
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien, Ser. A, 0.00%, 06/01/2021 ¤	3,000,000	1,160,070

		2,325,585

SPECIAL TAX 0.7%
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2017	1,000,000	1,046,370

TRANSPORTATION 1.2%
Central Texas Regl. Mobility Auth. RB, 0.00%, 01/01/2031 ¤	4,000,000	828,880
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	1,000,000	1,062,570

		1,891,450

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 3.9%
Main Street Natural Gas, Inc. RB, Georgia Gas Proj., Ser. B, 5.00%, 03/15/2018	$3,000,000	$3,069,360
Tennessee Energy Acquisition Corp. RB, Ser. A, 5.25%, 09/01/2026	2,085,000	2,017,905
Warm Springs Reservation Oregon Confederated Tribes Hydroelectric RB, Ser. B, 6.375%, 11/01/2033	1,000,000	1,005,690

		6,092,955

WATER & SEWER 1.5%
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	1,000,000	1,057,110
New Hampshire Business Fin. Auth. RB, Solid Waste. Mgmt., Inc. Proj., 5.20%, 05/01/2027	1,400,000	1,381,128

		2,438,238

Total Municipal Obligations (cost $168,972,337)		149,855,428

	Shares	Value

SHORT-TERM INVESTMENTS 4.0%
MUTUAL FUND SHARES 4.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.11% ø q (cost $6,328,569)	6,328,569	6,328,569

Total Investments (cost $175,300,906) 98.7%		156,183,997
Other Assets and Liabilities 1.3%		2,136,739

Net Assets 100.0%		$158,320,736

•	Security which as defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	Security is deemed illiquid.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
CDA	Community Development Authority
CDD	Community Development District
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IIFRN	Indexed Inverse Floating Rate Note
MHRB	Multifamily Housing Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percentage of total investments by geographic location as of February 28, 2010:

Florida	36.5%
North Carolina	5.3%
Georgia	5.2%
Texas	5.1%
Maryland	4.4%
Mississippi	3.3%
Pennsylvania	3.2%
New York	3.0%
Virginia	3.0%
South Carolina	2.5%
Michigan	2.2%
Louisiana	1.8%
Minnesota	1.7%
Oklahoma	1.6%
West Virginia	1.5%
Hawaii	1.4%
Maine	1.3%
Tennessee	1.3%
New Jersey	1.3%
Missouri	1.2%
California	1.2%
Arizona	1.2%
Massachusetts	1.0%
New Hampshire	0.9%
Colorado	0.8%
Illinois	0.7%
Kansas	0.7%
Wyoming	0.7%
U.S. Virgin Islands	0.7%
Oregon	0.6%
Wisconsin	0.6%
Non-state specific	4.1%

100.0%

3

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

On February 28, 2010, the aggregate cost of securities for federal income tax purposes was $175,300,906. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,031,479 and $24,148,388 respectively, with a net unrealized depreciation of $19,116,909.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$149,855,428	$0	$149,855,428
Short-term investments	6,328,569	0	0	6,328,569

	$6,328,569	$149,855,428	$0	$156,183,997

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 1.6%
FLOATING-RATE 1.6%
FHLMC, 5.50%, 07/15/2016 (cost $21,825,600)	$20,000,000	$21,881,200

MUNICIPAL OBLIGATIONS 101.9%
AIRPORT 3.7%
Allegheny Cnty., PA Arpt. Auth. RRB:
Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015, (Insd. by FGIC)	4,495,000	4,547,637
Ser. A, 5.00%, 01/01/2015, (Insd. by FSA)	5,000,000	5,407,950
Dallas-Fort Worth, TX Intl. Arpt. RB:
Ser. A, 5.50%, 11/01/2020, (Insd. by MBIA)	11,000,000	11,375,320
Ser. B, 6.25%, 11/01/2028	5,000,000	5,018,300
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	85,000	85,116
Indianapolis, IN Local Pub. Impt. RB, Indianapolis Arpt. Auth., Ser. F, 5.00%, 01/01/2020, (Insd. by AMBAC)	8,460,000	8,695,526
Lee Cnty., FL Arpt. RB, Ser. A, 5.875%, 10/01/2019, (Insd. by FSA)	2,000,000	2,035,460
Metropolitan Washington, DC Arpt. Auth. Sys. RB, Ser. A, 5.75%, 10/01/2018	6,680,000	6,957,354
Metropolitan Washington, DC Arpt. Auth. Sys. RRB, Ser. A, 5.25%, 10/01/2020, (Insd. by MBIA)	1,750,000	1,828,750
San Francisco, CA City & Cnty. Intl. Arpt. RRB, Ser. 34E, 5.75%, 05/01/2024	4,440,000	4,725,359

		50,676,772

COMMUNITY DEVELOPMENT DISTRICT 1.3%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	5,900,000	5,553,434
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	294,000	294,614
6.625%, 07/01/2025	6,280,000	6,280,126
Henderson, NV Local Impt. Dist. RB:
5.05%, 09/01/2017 +	2,465,000	1,143,292
5.10%, 09/01/2018 +	2,500,000	1,153,650
5.125%, 09/01/2019 +	2,975,000	1,367,310
5.15%, 09/01/2020 +	2,105,000	964,216
5.25%, 09/01/2026 +	3,500,000	1,464,120

		18,220,762

CONTINUING CARE RETIREMENT COMMUNITY 1.7%
Connecticut Dev. Auth. RB, Elim Park Baptist Home Proj., 5.75%, 12/01/2023	750,000	738,727
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,020,330
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	7,245,000	6,655,185
Washington Cnty. Hosp., 6.00%, 01/01/2043	5,000,000	4,901,150
St. John’s Cnty., FL IDA Hlth. Care RRB, Glenmoor Proj., Ser. B, 4.75%, 01/01/2041	1,000,000	1,026,460
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Air Force Vlg. Obl. Group, 5.00%, 05/15/2017	1,400,000	1,391,530
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033, (Insd. by ACA)	3,500,000	3,332,910
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A, 5.625%, 01/01/2027	5,000,000	3,831,750

		22,898,042

EDUCATION 10.3%
Alabama Pub. Sch. & College Capital Impt. RB, 5.00%, 12/01/2024	5,000,000	5,376,200
Annapolis, MD EDRRB, St. John’s College Facs., 5.50%, 10/01/2018	300,000	301,107
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of Georgia East Campus, 5.25%, 12/01/2020, (Insd. by AMBAC)	1,315,000	1,372,018
Atlanta, GA Dev. Auth. RB, TUFF Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,749,190
Berkeley Cnty., SC Sch. Dist. Installment Lease RRB, Securing Assets for Ed., 5.25%, 12/01/2024	1,760,000	1,816,795
California Edl. Facs. Auth. RB, Univ. Southern California, Ser. B, 5.25%, 10/01/2039	5,000,000	5,312,300
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2023	9,105,000	9,607,323
9.73%, 12/01/2025 ‡	10,000,000	10,790,800
Cherokee Cnty., SC Scago Edl. Facs. Corp. RRB, Cherokee Sch. Dist. No. 1, Ser. B, 5.00%, 12/01/2026, (Insd. by FSA)	2,295,000	2,368,256

1

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Connecticut Hlth. & Edl. Facs. Auth. RB, Univ. of Hartford, Ser. G, 5.25%, 07/01/2026	$1,000,000	$1,001,000
Fulton Cnty., GA Dev. Auth. RB, Georgia Tech Foundation SAC II Proj., Ser. A, 5.75%, 11/01/2017	1,950,000	2,110,778
Kershaw Cnty., SC Pub. Sch. Dist. RB, Kershaw Cnty. Sch. Dist. Installment Purchase Proj.:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,659,176
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,494,522
Lancaster, SC Edl. Assistance Program RRB, Sch. Dist. Lancaster Cnty. Proj., 5.00%, 12/01/2026	4,000,000	4,028,320
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,200,032
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.25%, 12/01/2024	2,110,000	2,220,037
5.25%, 12/01/2026	2,340,000	2,438,912
Maine Edl. Loan Auth. Student Loan RB, Ser. A-3, Class A, 5.875%, 12/01/2039, (Insd. by Assured Guaranty, Ltd.)	6,200,000	6,513,286
Massachusetts Edl. Fin. Auth. RB, Ser. I, 6.00%, 01/01/2028	4,000,000	4,253,360
Massachusetts Hlth. & Edl. Facs. Auth. RB, Suffolk Univ., Ser. A, 6.25%, 07/01/2030	5,000,000	5,315,850
Miami-Dade Cnty., FL Edl. Facs. RB, Univ. of Miami, Ser. A, 5.75%, 04/01/2028	1,200,000	1,264,116
Michigan Pub. Edl. Facs. Auth. RB:
Bradford Academy Proj., 8.75%, 09/01/2039	1,250,000	1,386,463
Madison Academy Proj.:
8.375%, 12/01/2030	2,085,000	2,097,760
8.625%, 12/01/2039	2,670,000	2,682,389
New Jersey EDA RB, Sch. Construction Proj., Ser. O, 5.25%, 03/01/2022	5,000,000	5,412,700
New York Dorm. Auth. RB:
Fordham Univ., Ser. 2008-A-2, 0.37%, 07/01/2032, (LOC: Allied Irish Banks plc)	6,000,000	6,000,000
Non-state Supported Debt, Ser. A, 5.50%, 05/01/2037	2,500,000	2,528,525
Personal Income Tax, Ser. B, 5.75%, 03/15/2036	10,000,000	11,165,000
Pima Cnty., AZ IDA RB, Legacy Traditional Sch. Proj., 8.50%, 07/01/2039	1,500,000	1,576,635
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,000,000	1,028,120
San Leanna, TX Ed. Facs. Corp. RRB, St. Edwards Univ. Proj.:
5.125%, 06/01/2022	1,735,000	1,750,667
5.125%, 06/01/2023	1,000,000	1,002,380
5.125%, 06/01/2024	750,000	745,815
Southwest Higher Ed. Auth., Inc. RB, Southern Methodist Univ. Proj., 5.00%, 10/01/2029	2,025,000	2,145,224
Tulsa, OK Indl. Auth. Student Hsg. RB, Univ. of Tulsa, 5.25%, 10/01/2021	4,055,000	4,281,228
University of Illinois Auxiliary Facs. Sys. RB, Ser. A, 5.75%, 04/01/2038	5,000,000	5,431,000
University of New Mexico RB, Hosp. Mtge.:
5.00%, 07/01/2021, (Insd. by FHA & FSA)	3,835,000	4,016,050
5.00%, 07/01/2024, (Insd. by FHA & FSA)	1,000,000	1,038,680
University of South Carolina Athletic Facs. RB, 5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,410,526
Virginia College Bldg. Auth. Edl. Facs. RRB, Hampton Univ. Proj., 5.00%, 04/01/2018	1,300,000	1,301,859
Yonkers, NY IDA Civic Facs. RB, Sarah Lawrence College Proj., Ser. A:
5.75%, 06/01/2024	1,180,000	1,236,852
6.00%, 06/01/2029	1,000,000	1,043,190

		140,474,441

ELECTRIC REVENUE 2.6%
Georgia Muni. Elec. Auth. Power RRB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,168,750
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	513,376
Indiana Fin. Auth. Env. RB, Duke Energy, Ser. B, 6.00%, 08/01/2039	2,000,000	2,166,040
Long Island, NY Power Auth. Elec. Sys. RRB, Ser. A, 5.50%, 05/01/2033, (LOC: BHAC)	4,000,000	4,349,920
North Carolina Eastern Muni. Power Agcy. RB:
Ser. A, 5.50%, 01/01/2026	1,250,000	1,330,000
Ser. C, 6.75%, 01/01/2024	1,000,000	1,174,620
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,649,700
Puerto Rico Elec. Power Auth. RB, Ser. UU, FRN, 0.72%, 07/01/2029	14,000,000	10,150,000
San Antonio, TX Elec. & Gas RRB, Ser. A, 5.25%, 02/01/2028	5,000,000	5,532,600

2

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE continued
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	$500,000	$536,675
Western Generation Agcy. of Oregon RRB, Wauna Cogeneration Proj.:
Ser. A, 5.00%, 01/01/2019	1,125,000	1,042,706
Ser. B:
5.00%, 01/01/2012	760,000	762,972
5.00%, 01/01/2013	2,855,000	2,847,777
5.00%, 01/01/2014	1,100,000	1,083,698

		35,308,834

GENERAL OBLIGATION – LOCAL 3.7%
Adams & Highland Cnty., OH Valley Local Sch. Dist. GO, 7.00%, 12/01/2015, (Insd. by MBIA)	2,000,000	2,309,020
Cartersville, GA GO, 6.70%, 01/01/2012	55,000	58,975
Chemeketa, OR Cmnty. College Dist. GO, 5.50%, 06/15/2024	1,010,000	1,159,187
Dallas, TX Independent Sch. Dist. Sch. Bldg. GO, 6.375%, 02/15/2034	10,000,000	11,736,700
El Paso Cnty., CO Sch. Dist. No. 011 GO:
6.50%, 12/01/2012	2,310,000	2,643,495
7.10%, 12/01/2013	2,000,000	2,412,820
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	500,000	537,175
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,369,320
Henry Cnty., GA Sch. Dist. GO, Ser. A, 6.45%, 08/01/2011	475,000	496,242
Horry Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2023, (Insd. by FSA & South Carolina Sch. Dist. Enhancement)	8,555,000	9,420,680
Kane & De Kalb Cnty., IL Cmnty. Unit Sch. Dist. No. 302 GO, Sch. Bldg.:
5.50%, 02/01/2025, (Insd. by FSA)	1,265,000	1,373,233
5.50%, 02/01/2026, (Insd. by FSA)	3,610,000	3,899,197
Kings, OH Local Sch. Dist. GO, 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,201,530
Lakewood Township, NJ Sch. Dist. GO, 6.25%, 02/15/2012, (Insd. by AMBAC)	400,000	438,168
Larimer Cnty., CO Sch. Dist. No. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,723,962
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	915,000	1,091,696
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	928,989
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Ser. A, 6.125%, 08/01/2029	5,000,000	5,268,700
West Windsor Township, NJ Parking Auth. RB, 6.10%, 12/01/2012	50,000	50,241

		50,119,330

GENERAL OBLIGATION – STATE 0.9%
Connecticut GO, Ser. A, 5.00%, 02/15/2027	3,570,000	3,950,169
Georgia GO, Ser. D, 5.00%, 05/01/2023	3,000,000	3,437,550
Hawaii Dept. of Budget and Fin. Spl. Purpose GO, Hawaiian Elec. Co. Proj., 6.50%, 07/01/2039	3,000,000	3,223,500
Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,331,592

		11,942,811

HOSPITAL 16.7%
Alachua Cnty., FL Hlth. Facs. Auth. RB, Shands Teaching Hosp., Ser. A, 6.25%, 12/01/2016, (Insd. by MBIA)	4,000,000	4,479,920
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. A:
5.00%, 05/15/2018 #	5,000,000	5,460,500
5.625%, 08/15/2039	5,000,000	5,115,950
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. B, FRN, 0.98%, 01/01/2037	15,000,000	10,125,000
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys., Inc. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	510,811
California CDA RB, Kaiser Permanente, Ser. B, FRN, 0.95%, 04/01/2036	8,000,000	5,872,000
California Hlth. Facs. Fin. Auth. RB, Providence Htlh. Svcs., Ser. C, 16.05%, 10/01/2016 ‡	10,050,000	11,347,053
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, Cooper Hlth. Sys. Obl.:
Group A, 5.25%, 02/15/2020	5,000,000	4,826,900
Ser. A, 5.75%, 02/15/2034	6,000,000	5,456,940

3

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Chatham Cnty., GA Hosp. Auth. RB:
Mem. Hlth. Med. Ctr., Ser. A, 6.125%, 01/01/2024	$1,000,000	$1,000,010
Mem. Hlth. Univ., Ser. A, 5.50%, 01/01/2034	2,000,000	1,745,980
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Intitiatives, Ser. D, 6.25%, 10/01/2033	4,000,000	4,428,160
Hosp. Valley View Assn. Proj., 5.25%, 05/15/2042	10,730,000	9,615,368
Denver, CO Hlth. & Hosp. Auth. Hlth. Care RRB, Ser. A:
5.00%, 12/01/2017	3,655,000	3,694,437
5.00%, 12/01/2019	1,030,000	1,019,031
5.00%, 12/01/2020	3,730,000	3,644,769
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,171,650
Harris Cnty., TX Hlth. Facs. Dev. Corp. Hosp. RRB, Mem. Hermann Hlth. Care Sys., Ser. B, 7.25%, 12/01/2035	10,000,000	11,225,000
Idaho Hlth. Facs. Auth. RRB, Trinity Hlth. Credit Group, Ser. B, 6.25%, 12/01/2033	3,000,000	3,294,450
Illinois Fin. Auth. RB:
Advocate Healthcare Network, Ser. D, 6.50%, 11/01/2038	5,000,000	5,559,700
Northwestern Mem. Hosp. Proj., Ser. A, 6.00%, 08/15/2039	5,000,000	5,500,150
Illinois Hlth. Facs. Auth. RB, Edward Hosp. Obligated Group A, Ser. 2001-A:
5.50%, 02/15/2014, (LOC: FSA)	2,830,000	2,932,531
5.50%, 02/15/2015, (LOC: FSA)	1,730,000	1,785,792
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	1,976,835
Indiana Hlth. & Edl. Facs. Fin. Auth. Hosp. RRB, Clarian Hlth. Obl. Group B, 5.00%, 02/15/2022	4,000,000	4,055,520
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Anne Arundel Htlh. Sys., Ser. A, 6.75%, 07/01/2039	2,500,000	2,809,375
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,225,560
Univ. of Maryland Med. Sys., 5.125%, 07/01/2039	3,000,000	2,970,570
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 5.25%, 08/15/2025, (Insd. by FHA & MBIA)	2,325,000	2,416,791
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr., 6.00%, 01/01/2043	1,000,000	1,166,370
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	2,974,125
New Jersey Hlth. Care Facs. Fin. Auth. RRB:
Burdette Tomlin Mem. Hosp., 5.60%, 07/01/2019	2,825,000	2,837,854
Meridian Hlth. Sys. Obl. Group, 5.625%, 07/01/2011, (Insd. by FSA)	6,235,000	6,317,177
St. Joseph’s Hlth. Care Sys., 6.625%, 07/01/2038	5,000,000	5,029,650
Orange Cnty., FL Hlth. Facs. Auth. RRB, Orlando Regl. Hlth. Care Sys., Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	2,310,000	2,657,031
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	4,900,000	5,054,154
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A, 5.50%, 07/01/2018	3,670,000	3,841,426
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj., Ser. 2008-C, 0.40%, 08/15/2036, (LOC: Allied Irish Banks plc)	6,000,000	6,000,000
South Carolina Jobs EDA Hosp. Facs. RB, Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,619,376
South Carolina Jobs EDA Hosp. RRB, Palmetto Hlth., 5.75%, 08/01/2039	4,000,000	3,878,480
South Dakota Hlth. & Edl. Facs. Auth. RB, Sanford Hlth., 5.50%, 11/01/2040	1,000,000	1,024,810
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	5,000,000	4,605,100
St. Petersburg, FL Hlth. Facs. Auth. RRB, All Children’s Proj., Ser. A, 6.50%, 11/15/2039	5,500,000	5,926,415
Steubenville, OH Hosp. Facs. RRB, Trinity Hlth., 6.50%, 10/01/2030	1,750,000	1,815,870
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RRB, Texas Hlth. Resources, Ser. A, 5.00%, 02/15/2023	9,900,000	10,217,097
University Med. Ctr. Corp. Arizona Hosp. RB, 6.50%, 07/01/2039	2,000,000	2,120,460
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	777,285
Washington Hlth. Care Facs. Auth. RB, Catholic Hlth. Initiatives, Ser. D, 15.70%, 10/01/2016 ‡	16,000,000	17,532,960
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,037,570
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Aurora Hlth. Care, Inc., ser. A, 5.625%, 04/15/2039	4,000,000	3,858,280
Fort Hlth. Care, Inc. Proj., 6.10%, 05/01/2034	2,715,000	2,680,927

		227,239,170

4

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 5.7%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	$1,780,000	$1,787,280
Aurora, CO Hsg. Auth. MHRB, 6th Ave. Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bancorp)	3,800,000	3,834,694
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	660,000	660,858
Colorado HFA SFHRB, Ser. D-2, 6.90%, 04/01/2029	360,000	388,206
Connecticut HFA RB:
Mtge. Fin. Program, Ser. D-1, 5.75%, 11/15/2017	550,000	550,885
Spl. Needs Hsg.:
Ser. 2, 5.25%, 06/15/2022	2,000,000	2,018,220
Ser. 7, 5.00%, 06/15/2019	1,390,000	1,560,192
District of Columbia HFA SFHRRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	735,000	765,605
Escambia Cnty., FL HFA SFHRRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021, (Insd. by FNMA & GNMA)	285,000	286,647
Fairfax Cnty., VA Redev. & Hsg. Auth. RRB, Hsg. for the Elderly, Ser. A, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	500,980
Georgia HFA SFHRB:
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,501,339
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,109,999
Sub. Ser. D-4, 5.65%, 06/01/2021	1,225,000	1,228,026
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (Insd. by FSA & LOC: PNC Finl. Svcs. Group, Inc.)	500,000	500,620
Idaho Hsg. & Fin. Assn. SFHRB:
Sr. Ser. D, 6.30%, 07/01/2025	495,000	495,634
Sub. Ser. B-2, 6.00%, 07/01/2014	385,000	392,288
Kentucky Hsg. Corp. RRB, AMT, Ser. H, 4.80%, 07/01/2022	2,000,000	2,007,980
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,019,740
5.875%, 07/01/2021	500,000	500,505
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	665,000	707,813
Maryland Cmnty. Dev. Admin. SFHRB, Dept. of Hsg. & Cmnty. Dev.:
Ser. A, 4.55%, 09/01/2022	5,000,000	5,076,000
Ser. P, 4.45%, 09/01/2021	1,500,000	1,490,775
Massachusetts Hsg. Fin. Agcy. MHRB, Ser. F, 5.125%, 12/01/2034	100,000	100,049
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	430,000	438,682
Missouri Hsg. Dev. Commission Mtge. SFHRB:
Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	20,000	20,752
Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	35,000	35,048
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	170,000	170,194
Montgomery Cnty., MD Hsg. Opportunities MHRB, Cmnty. Hsg., Ser. A, 5.35%, 07/01/2021	500,000	505,140
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co., Inc.)	5,940,000	6,049,118
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.40%, 11/01/2017, (Insd. by AMBAC)	1,275,000	1,275,943
New Jersey Hsg. & Mtge. Fin. Agcy. MHRRB:
Ser. B, 6.05%, 11/01/2017, (Insd. by FSA)	815,000	816,443
Ser. E-1:
5.35%, 11/01/2013, (Insd. by FSA)	2,710,000	2,739,458
5.45%, 11/01/2014, (Insd. by FSA)	900,000	908,919
5.70%, 05/01/2020, (Insd. by FSA)	200,000	201,178
Ser. E-2, 5.70%, 11/01/2020, (Insd. by FSA)	340,000	342,003
Ser. F, 5.05%, 11/01/2013, (Insd. by FSA)	1,550,000	1,623,020
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. T, 4.55%, 10/01/2022	5,000,000	4,971,350
New York Hsg. Fin. Agcy. MHRRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	65,000	65,070
North Carolina Hsg. Fin. Agcy. Homeownership SFHRB, Ser. 28-A, 4.65%, 07/01/2023	3,500,000	3,491,530
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ., Jaguar Student Hsg., LLC Proj., Ser. A, 5.375%, 02/01/2025	3,870,000	3,889,543
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RB, Ser. A-2:
5.30%, 07/01/2023	3,500,000	3,640,000
6.35%, 07/01/2019, (Insd. by FSA)	550,000	558,415

5

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
South Carolina Hsg. Fin. & Dev. Auth. Mtge. RRB, Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	$290,000	$294,048
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	605,000	625,267
Utah Hsg. Fin. Agcy. SFHRB:
Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	35,000	35,843
Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	35,000	35,946
Virginia HDA Cmnwlth. Mtge. RB, Ser. A1:
4.80%, 10/01/2018	3,000,000	3,051,300
4.85%, 04/01/2019	3,100,000	3,145,756
4.85%, 10/01/2019	3,100,000	3,141,881
Virginia HDA RB, Rental Hsg., Ser. D, 4.50%, 07/01/2023	2,225,000	2,213,853

		77,770,035

INDUSTRIAL DEVELOPMENT REVENUE 6.4%
Alaska Indl. Dev. & Export Auth. RB, Lake Dorothy Hydro-Electric Proj., 5.25%, 12/01/2021, (Insd. by AMBAC)	3,000,000	2,930,310
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,160,208
Chelan Cnty., WA Dev. Corp. PCRRB, Alcoa, Inc. Proj., 5.85%, 12/01/2031	7,500,000	7,499,550
Eastern Connecticut Resource Recovery Auth. Solid Waste RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	5,320,000	5,327,608
5.50%, 01/01/2015	5,000,000	5,006,100
Gulf Coast, TX Waste Disposal Auth. Env. Impt. RRB, Intl. Paper, Ser. A, 6.10%, 08/01/2024	3,575,000	3,534,316
Henrico Cnty., VA IDA Solid Waste RB, Browning Ferris Indl. South Atlantic, Inc., Ser. A, 5.875%, 03/01/2017	1,750,000	1,750,963
King George Cnty., VA IDA RB, Solid Waste Disposal Facs. Landfill Proj., 6.00%, 06/01/2023	2,600,000	2,614,768
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN:
4.25%, 09/01/2030	5,000,000	5,015,500
4.35%, 03/01/2031	8,000,000	8,000,000
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	1,000,000	1,001,440
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	240,000	252,192
Monroe Cnty., MI Econ. Dev. Corp. RRB, Detroit Edison Co., Ser. AA, 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	11,675,500
New Hampshire Business Fin. Auth. PCRRB, Central Maine Power Co., 5.375%, 05/01/2014	1,300,000	1,425,229
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	50,000	50,042
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Power Co., Ser. B, 5.80%, 12/01/2038	10,000,000	10,394,900
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	3,585,000	3,593,998
Seneca Cnty., NY IDA Solid Waste Disposal RB, Seneca Meadows, Inc. Proj., 6.625%, 10/01/2035	4,500,000	4,502,205
St. John Baptist Parish, LA RB, Marathon Oil Corp., Ser. A, 5.125%, 06/01/2037	5,000,000	4,655,050
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 0.65%, 03/02/2010	6,000,000	6,000,000

		86,389,879

LEASE 1.1%
Collier Cnty., FL Sch. Board Refunding COP, 5.25%, 02/15/2021, (Insd. by FSA)	1,000,000	1,099,840
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,281,684
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,317,281
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,596,300
Houston, TX Water Conveyance Sys. COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,194,380
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	305,000	408,990
Lawrence Township, IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	615,000	643,874
Mercer Cnty., NJ Impt. Auth. RRB, Spl. Svcs. Sch. Dist., Ser. A, 5.95%, 12/15/2012	385,000	436,355
Montgomery Cnty., VA IDA Lease RB, 5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,205,400
New Jersey EDA RRB, Dept. of Human Svcs., Ser. A, 5.70%, 07/01/2012	1,070,000	1,105,738
Pima Cnty., AZ IDA RRB, Lease Obl., Ser. A, 7.25%, 07/15/2010	90,000	90,511
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Holding Facs. Proj., Ser. A, 6.25%, 07/01/2015, (Insd. by MBIA)	300,000	342,174
Virginia Biotechnology Research Park IDA RB, Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,355,000	1,357,547

		15,080,074

6

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 8.5%
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.125%, 03/01/2014	$2,750,000	$2,851,283
Kentucky Asset / Liability Commission Agcy. Gen. Fund RB, Ser. A, FRN, 0.70%, 11/01/2027	15,000,000	12,607,500
Lower Colorado River Texas Auth. RRB:
Ser. A, 6.50%, 05/15/2037	5,000,000	5,407,050
Ser. A, 7.25%, 05/15/2037	4,000,000	4,459,040
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	790,000	751,298
Michigan Muni. Bond Auth. RB, Ser. D, 9.50%, 08/20/2010	10,000,000	9,988,800
New Jersey COP, Equipment Lease Purchase, Ser. A, 5.25%, 06/15/2027	7,000,000	7,356,930
New York Urban Dev. Corp. RB:
5.875%, 01/15/2013	4,750,000	4,751,282
Personal Income Tax, 5.00%, 12/15/2022	3,000,000	3,397,440
Ser. B-1, 5.00%, 03/15/2028	7,500,000	8,058,900
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	9,270,000	9,304,206
New York, NY Transitional Fin. Auth. Bldg. Aid RB, Fiscal Year 2009, Ser. S-4, 5.75%, 01/15/2039	2,500,000	2,767,200
Palm Beach Cnty., FL Criminal Justice Facs. RB, 7.20%, 06/01/2015, (Insd. by FGIC)	3,000,000	3,627,330
Palm Beach Cnty., FL Pub. Impt. RB, Ser. 2, 5.375%, 11/01/2028	3,500,000	3,775,205
Port Auth. of New York & New Jersey Spl. Obl. RB, JFK Intl. Arpt. Terminal 6, 5.75%, 12/01/2025, (Insd. by MBIA)	4,000,000	3,998,600
Prairie Ctr. Metro. Dist. No. 3 of Colorado GO, Property Tax Supported Primary Impt., Ser. A, 5.40%, 12/15/2031	3,750,000	2,887,312
Seminole Tribe, Florida Spl. Obl. RB, Ser. A, 5.75%, 10/01/2022	5,000,000	4,847,350
Texas Muni Gas Acquisition & Supply Corp. RB, Ser. A, FRN, 0.87%, 09/15/2017	5,000,000	4,770,000
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	5,000,000	5,404,350
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2018	8,860,000	9,182,150
West Baton Rouge Parish, LA Indl. Dist. RRB, Dow Chemical, 5.00%, 10/01/2021	5,000,000	5,029,600

		115,222,826

PORT AUTHORITY 1.1%
Delaware River Port Auth. of Pennsylvania & New Jersey RB, Port Dist. Proj., Ser. A, 5.50%, 01/01/2017	4,330,000	4,563,733
Jacksonville, FL Port Auth. RB, 6.00%, 11/01/2038	5,000,000	5,119,800
Port Auth. of New York & New Jersey RB, Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	5,000,000	5,407,750

		15,091,283

POWER 1.5%
Alaska Energy Auth. Util. RRB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,055,350
Anchorage, AK Elec. Util. RRB, Sr. Lien, 8.00%, 12/01/2010, (Insd. by MBIA)	985,000	1,039,244
North Carolina Eastern Muni. Power Agcy. RRB, Ser. C, 5.375%, 01/01/2017	1,000,000	1,074,510

		20,169,104

PRE-REFUNDED 5.0%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	768,988
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	501,340
Chicago, IL Metro. Water Reclamation Dist. GO, 7.25%, 12/01/2012	1,500,000	1,763,610
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth. Sys. Hosp., 6.50%, 11/15/2023	4,000,000	4,420,640
Connecticut Hlth. & Edl. Facs. Auth. RB, Eastern Connecticut Hlth. Network, Ser. A, 6.375%, 07/01/2016	960,000	975,202
Fulton Cnty., GA Water & Sewer RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	335,000	374,383
Harrison Cnty., MS Wastewater Treatment Mgmt. Dist. RRB, Wastewater Treatment Facs., Ser. A,8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,218,200
Hartford, CT Parking Sys. RB, Ser. A, 6.40%, 07/01/2020	2,000,000	2,042,720
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,348,411
Kern, CA High Sch. Dist. GO, Ser. C, 6.25%, 08/01/2010, (Insd. by MBIA)	545,000	559,295
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,304,060
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 6.625%, 07/01/2020	890,000	916,869
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	11,500,000	13,011,560
6.375%, 08/15/2027	6,000,000	6,806,940

7

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Metropolitan Trans. Auth. RRB, New York Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	$11,600,000	$12,411,652
New Haven, CT GO, ETM, Ser. C, 5.00%, 11/01/2019, (Insd. by MBIA)	5,000	5,531
New Jersey Hlth. Care Facs. Fin. Auth. RB:
Bridgeton Hosp. Assn., Ser. B, 6.00%, 07/01/2013	50,000	54,772
Burlington Cnty. Mem. Hosp. Proj., Ser. C, 6.00%, 07/01/2012	50,000	52,899
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2016, (Insd. by MBIA)	2,515,000	2,943,302
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	85,000	106,166
Orange Cnty., FL Hlth. Facs. Auth. RRB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	729,450
Palm Beach Cnty., FL Hlth. Facs. Auth. RB, John F. Kennedy Mem. Hosp., Inc. Proj., Ser. C, 9.50%, 08/01/2013	1,155,000	1,335,665
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	781,938
6.75%, 01/01/2019, (Insd. by FGIC)	210,000	268,903
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	345,561
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,937,837
Texas Muni. Power Agcy. RRB, 0.00%, 09/01/2015, (Insd. by MBIA) ¤	40,000	35,242
Virginia Resource Auth. Infrastructure RRB, Loan Bond Program, Ser. A, 5.50%, 05/01/2016, (Insd. by MBIA)	210,000	223,551

		68,244,687

PUBLIC FACILITIES 0.1%
Cobb & Marietta, GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	960,000	1,006,992
King & Queen Cnty., VA IDA Auth. Pub. Facs. Lease RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,000,400

		2,007,392

RESOURCE RECOVERY 0.3%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,818,763
Islip, NY Resource Recovery Agcy. RB, 1985 Facs., Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	107,573

		3,926,336

SALES TAX 1.5%
Metropolitan Atlanta Rapid Transit Auth. of Georgia RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	5,760,000	6,066,662
Wyandotte Cnty. & Kansas City, KS United Govt. Spl. Obl. RRB, Sales Tax, Second Lien:
Ser. A, 0.00%, 06/01/2021 ¤	4,500,000	1,740,105
Ser. B, 5.00%, 12/01/2020	12,000,000	12,239,760

		20,046,527

SOLID WASTE 0.7%
Carbon Cnty., UT Solid Waste Disposal RRB, Laidlaw Env. Proj., Ser. A, 7.45%, 07/01/2017	1,000,000	1,001,910
Pennsylvania Econ. Dev. Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 3.60%, 09/01/2013	8,050,000	8,051,530

		9,053,440

SPECIAL TAX 6.1%
Dallas, TX Austin Trust Variable Cert.:
Ser. 08-1163-1, 12.91%, 12/01/2038 ‡	10,000,000	11,268,600
Ser. 08-1163-2, 12.91%, 12/01/2043 ‡	10,000,000	10,825,000
Ser. 08-1163-3, 12.91%, 12/01/2048 ‡	10,000,000	10,676,000
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2013	1,000,000	1,013,820
6.00%, 04/01/2014	1,805,000	1,829,403
6.00%, 04/01/2015	1,000,000	1,013,090
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A, 5.25%, 01/01/2020	3,000,000	2,580,270
Myrtle Beach, SC Tax Increment RB, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 10/01/2026	1,500,000	1,085,175
5.30%, 10/01/2035	2,500,000	1,622,350

8

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
New York Dorm. Auth. Austin Trust Variable Cert., Ser. 2008-1148, 12.26%, 03/15/2035 ‡	$30,000,000	$30,765,900
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2016	4,040,000	4,263,695
Washington, DC Convention Ctr. Dedicated Tax RRB, Sr. Lien, Ser. A, 5.00%, 10/01/2018	5,000,000	5,375,100

		82,318,403

STUDENT LOAN 1.3%
Massachusetts Edl. Fin. Auth. RB, Edl. Loan Revenue Issue I:
Ser. B, 5.375%, 01/01/2020	3,015,000	3,071,320
Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,315,000	1,321,444
Massachusetts Edl. Fin. Auth. RRB, Edl. Loan Revenue Issue I, Ser. A, 5.15%, 01/01/2026	7,995,000	8,074,470
South Carolina Ed. Assistance Auth. RB, Student Loan, Ser. I, 5.10%, 10/01/2029	5,000,000	5,045,100

		17,512,334

TOBACCO REVENUE 1.2%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2, 5.125%, 06/01/2024	5,000,000	4,597,650
Tobacco Settlement Fin. Corp. of New York RB, Ser. C-1, 5.50%, 06/01/2021	11,000,000	11,795,300

		16,392,950

TRANSPORTATION 9.4%
Arizona Trans. Board Hwy. RB, Ser. A, 5.00%, 07/01/2027	4,000,000	4,352,320
Central Texas Regl. Mobility Auth. RB, Sr. Lien:
0.00%, 01/01/2028 ¤	2,225,000	601,818
0.00%, 01/01/2029 ¤	4,000,000	990,840
5.75%, 01/01/2025	2,000,000	1,989,940
Columbia, SC Parking Facs. RRB, 5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,007,520
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RRB, Ser. Z, 6.00%, 07/01/2018, (Insd. by FSA)	2,000,000	2,288,240
Dallas, TX Area Rapid Trans. Sales Tax RB, Sr. Lien, 5.00%, 12/01/2025	8,065,000	8,862,870
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,236,141
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj.:
5.75%, 10/01/2024, (Insd. by ACA)	10,000,000	10,034,400
5.875%, 06/01/2025, (Insd. by ACA)	5,000,000	5,060,800
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,468,846
Metropolitan Trans. Auth. RB, Ser. 2008-C, 6.50%, 11/15/2028	8,000,000	9,173,840
New Jersey TTFA Trans. Sys. RB, Ser. A:
5.75%, 06/15/2025	10,000,000	11,637,300
6.00%, 12/15/2038	16,000,000	17,629,600
New Jersey TTFA Trans. Sys. RRB, Ser. A, 5.25%, 12/15/2022	5,000,000	5,599,800
New York Thruway Auth. Gen. RRB, Ser. H:
5.00%, 01/01/2021, (Insd. by MBIA)	4,750,000	5,190,705
5.00%, 01/01/2022, (Insd. by FGIC)	6,310,000	6,859,475
North Carolina Turnpike Auth. RB, Triangle Expressway Sys., Ser. A, 5.75%, 01/01/2039	3,000,000	3,187,710
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien:
6.50%, 07/01/2011, (Insd. by FGIC)	3,550,000	3,792,998
8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	3,780,512
South Carolina Trans. Infrastructure RB, Ser. A, 5.00%, 10/01/2019	5,000,000	5,402,450
Superior, WI Ltd. Obl. RB, Midwest Energy, Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	5,000,000	6,417,000
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,716,900
Virginia Port Auth. RB, Cmnwlth. Port Funding Proj., 5.50%, 07/01/2018	3,000,000	3,171,570

		127,453,595

UTILITY 4.6%
Main Street Natural Gas, Inc. RB, Georgia Gas Proj., Ser. B, 5.00%, 03/15/2018	5,000,000	5,115,600
Tennessee Energy Acquisition Corp. Gas RB:
Ser. 2006A, 5.25%, 09/01/2019	6,300,000	6,352,038
Ser. A:
5.00%, 09/01/2016	5,715,000	5,865,019
5.25%, 09/01/2018	3,000,000	3,053,550
Ser. C, 5.00%, 02/01/2025	5,000,000	4,836,400

9

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj., Ser. B, FRN, 0.70%, 09/15/2017 ##	$20,000,000	$19,075,000
Ser. D, 5.625%, 12/15/2017	15,000,000	16,134,750
Warm Springs Reservation Oregon Confederated Tribes Hydroelectric RB, Ser. B, 6.375%, 11/01/2033	2,000,000	2,011,380

		62,443,737

WATER & SEWER 6.5%
Alabama Drinking Water Fin. Auth. RB, Ser. A, 5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,143,703
Arizona Water Infrastructure Fin. Auth. RB, Water Quality, Ser. A, 5.00%, 10/01/2023	5,000,000	5,649,550
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	130,000	130,079
Campbell Cnty., WY Solid Waste Facs. RB, Basin Elec. Power Coop., Ser. A, 5.75%, 07/15/2039	7,000,000	7,399,770
Connecticut Dev. Auth. Water Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,002,020
District of Columbia Water & Sewer Auth. Pub. Util. RB, Ser. A, 6.00%, 10/01/2035	2,000,000	2,239,060
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	705,891
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,715,830
6.375%, 06/01/2012, (Insd. by MBIA)	2,900,000	3,050,249
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,165,072
Illinois Fin. Auth. Water Facs. RB, American Water Capital Corp. Proj., 5.25%, 10/01/2039	3,150,000	3,062,272
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	507,215
Miami-Dade Cnty., FL Water & Sewer RRB, Ser. C:
5.375%, 10/01/2024	5,000,000	5,446,450
5.50%, 10/01/2025	5,000,000	5,457,250
New York Env. Facs. Corp. PCRB, Ser. E, 6.875%, 06/15/2010	75,000	75,413
New York Env. Facs. Corp. PCRRB, 5.875%, 06/15/2014	445,000	446,940
New York, NY Muni. Water & Sewer Sys. Fin. Auth. RB:
2nd General Resolution, Ser. DD, 6.00%, 06/15/2040	11,625,000	13,244,246
Ser. 2009-A, 5.75%, 06/15/2040	10,000,000	11,187,900
Ser. B, 6.00%, 06/15/2033	375,000	384,488
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	2,370,000	2,488,619
North Springs, FL Water & Sewer RRB, Ser. B, 6.50%, 10/01/2016, (Insd. by MBIA)	1,335,000	1,341,822
Oklahoma Water Resource Board Revolving Fund RB:
5.00%, 04/01/2028	1,400,000	1,540,588
5.00%, 04/01/2029	2,400,000	2,623,536
Pennsylvania EDA Fin. Water Facs. RB, Pennsylvannia-American Water Co. Proj., 6.20%, 04/01/2039	5,000,000	5,381,000
Stony Brook Regl. Sewer Auth. New Jersey RRB, Ser. B, 5.45%, 12/01/2012	315,000	337,381
Viera East, FL CDD RRB, Water Mgmt. Proj.:
5.75%, 05/01/2020, (Insd. by MBIA)	2,020,000	2,220,808
5.75%, 05/01/2021, (Insd. by MBIA)	2,140,000	2,360,976
5.75%, 05/01/2022, (Insd. by MBIA)	2,265,000	2,478,431
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.30%, 07/01/2018	1,250,000	1,249,075

		89,035,634

Total Municipal Obligations (cost $1,339,599,362)		1,385,038,398

	Shares	Value

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.11% q ø ## (cost $2,239,835)	2,239,835	2,239,835

Total Investments (cost $1,363,664,797) 103.7%		1,409,159,433
Other Assets and Liabilities (3.7%)		(49,816,663)

Net Assets 100.0%		$1,359,342,770

10

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

+	Security is deemed illiquid.
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

#	When issued or delayed delivery security.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BHAC	Berkshire Hathaway Assurance Corporation
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRRB	Economic Development Refunding Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TTFA	Transportation Trust Fund Authority
TUFF	The University Financing Foundation, Incorporated

The following table shows the percent of total investments by geographic location as of February 28, 2010:

Texas	11.1%
New York	10.1%
South Carolina	9.3%
Florida	7.3%
New Jersey	7.1%
Virginia	4.8%
Georgia	3.9%
Pennsylvania	3.6%
Colorado	3.1%
Maryland	2.8%
Illinois	2.5%
California	2.2%
Michigan	2.1%
Massachusetts	1.9%
Arizona	1.8%
Connecticut	1.8%
Ohio	1.7%
Alaska	1.6%
Washington	1.6%
Tennessee	1.5%
U.S. Virgin Islands	1.5%
District of Columbia	1.3%
Indiana	1.2%
North Carolina	1.2%
Kansas	1.1%
Kentucky	1.1%
Oregon	1.1%
Puerto Rico	1.0%
Wisconsin	1.0%
Alabama	0.7%
Louisiana	0.7%
New Hampshire	0.6%
Oklahoma	0.6%
Maine	0.5%
Nevada	0.5%
Wyoming	0.5%
Minnesota	0.4%
New Mexico	0.4%
Idaho	0.3%
Hawaii	0.2%
Vermont	0.2%
Mississippi	0.1%
Missouri	0.1%
South Dakota	0.1%
Utah	0.1%
Non-state specific	1.7%

100.0%

The Fund held Floating-Rate Notes that had an average daily balance outstanding of $45,829,615 during the nine months ended February 28, 2010.

At February 28, 2010, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Range of Interest Rates	Collateral for Floating-Rate Notes Outstanding

$45,525,000	4.30% – 5.67%	$103,206,313

On February 28, 2010, the aggregate cost of securities for federal income tax purposes was $1,363,675,652. The gross unrealized appreciation and depreciation on securities based on tax cost was $62,591,168 and $17,107,387, respectively, with a net unrealized appreciation of $45,483,781.

11

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Mortgage-backed securities	$0	$21,881,200	$0	$21,881,200
Debt securities issued by states in the U.S. and its political subdivisions	0	1,385,038,398	0	1,385,038,398
Short-term investments	2,239,835	0	0	2,239,835

	$2,239,835	$1,406,919,598	$0	$1,409,159,433

12

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 94.5%
AIRPORT 1.3%
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. B, 5.75%, 11/01/2018, (Insd. by MBIA)	$3,000,000	$3,009,330

COMMUNITY DEVELOPMENT DISTRICT 4.0%
Arizona Watson Road Cmnty. Facs. Dist. Spl. Assmt. RB:
5.10%, 07/01/2012	1,225,000	1,213,044
5.20%, 07/01/2013	1,295,000	1,264,969
5.30%, 07/01/2014	1,465,000	1,421,797
5.40%, 07/01/2015	1,046,000	1,000,991
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	396,000	396,828
Henderson, NV Local Impt. Dist. RB:
4.50%, 03/01/2010 +	1,545,000	1,544,274
4.70%, 09/01/2012 +	1,755,000	1,075,253
5.00%, 09/01/2013 +	2,215,000	1,135,010

		9,052,166

CONTINUING CARE RETIREMENT COMMUNITY 3.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence Proj., 5.00%, 07/01/2011	320,000	327,309
Fulton Cnty., GA Residential Care Facs. RB, First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2017	2,500,000	2,368,650
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB:
Air Force Vlg. Obl. Group Proj., 5.00%, 05/15/2013	1,000,000	1,041,780
Buckner Retirement Svcs., Inc. Proj., 5.00%, 11/15/2014	500,000	534,315
Northwest Sr. Hsg. Edgemere Proj., Ser. A, 5.75%, 11/15/2011	1,000,000	1,023,130
Washington Hsg. Fin. Nonprofit Cmnty. RB, Skyline At First Hill Proj., Ser. B, 5.10%, 01/01/2013	3,000,000	2,936,790

		8,231,974

EDUCATION 13.3%
ABAG Fin. Auth. for Nonprofit Corps. COP, Marin Academy Proj., 0.50%, 07/01/2029	3,100,000	3,100,000
Clark Cnty., WA RRB, Sch. Distrist No. 114 Proj., 5.25%, 12/01/2012	5,000,000	5,606,350
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A, 5.25%, 04/01/2016	1,000,000	1,109,200
New Jersey Higher Ed. Assistance Auth. RB, Ser. 1-A, 4.75%, 12/01/2029	2,000,000	2,026,660
New York Dorm. Auth. RB:
Fordham Univ., 2008, Ser. A-2, 0.37%, (LOC: Allied Irish Banks plc)	6,400,000	6,400,000
Ser. C, 7.375%, 05/15/2010, (Insd. by MBIA)	1,610,000	1,634,295
Newberry Cnty., SC RB, Investing in Children’s Ed. Sch. Dist. Proj., 5.25%, 12/01/2014	1,000,000	1,093,100
Pennsylvania Higher Edl. Facs. Auth. RB, St. Joesph’s Univ., Ser. A, 0.30%, VRDN, (LOC: Allied Irish Banks plc)	2,025,000	2,025,000
University of Colorado Enterprise Sys. RRB, Ser. 2007-A, 0.45%, VRDN, (LOC: MBIA)	6,835,000	6,835,000

		29,829,605

ELECTRIC REVENUE 2.6%
Louisa, VA IDA PCRRB, Virginia Elec. & Power Co. Proj., Ser. A, 5.375%, 11/01/2035	2,000,000	2,196,020
New Hampshire Business Fin. Auth. PCRB, UTD Illuminating Proj., Ser. A, 4.50%, 07/01/2027	1,450,000	1,479,623
Sikeston, MO Elec. RRB, 6.20%, 06/01/2010, (Insd. by MBIA)	2,255,000	2,283,616

		5,959,259

GENERAL OBLIGATION – LOCAL 2.9%
Long Beach, CA GO BAN, California Cmnty. Colleges, Ser. A, 9.85%, 01/15/2013	4,000,000	4,807,440
Yonkers, NY GO, Ser. 2010-A, 5.00%, 11/15/2017	1,500,000	1,656,420

		6,463,860

GENERAL OBLIGATION – STATE 1.3%
Missouri Hsg. Dev. GO, Home Ownership Loan Program, Ser. B, 5.80%, 09/01/2035, (Insd. by FNMA & GNMA)	1,695,000	1,788,056
Virgin Islands Pub. Fin. Auth. GO, Ser. A, 6.00%, 10/01/2014	1,000,000	1,061,450

		2,849,506

1

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL 16.2%
Arizona Hlth. Facs. Auth. RB:
Catholic Healthcare West Proj., Ser. E, 5.00%, 07/01/2029	$2,570,000	$2,721,656
Phoenix Children’s Hosp. Proj., Ser. B, FRN, 1.08%, 02/01/2042	3,000,000	2,703,750
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Proj., Ser. C-8, 4.10%, 09/01/2036	2,000,000	2,093,260
Florida Halifax Hosp. Med. Ctr. RB, Ser. A, 5.25%, 06/01/2016	1,000,000	1,078,180
Henderson, NV Hlth. Care Facs. RB, Catholic Hlth. Care West, Ser. B, 5.00%, 07/01/2013	2,000,000	2,148,200
Illinois Fin. Auth. RB, Resurrection Hlth. Care, Ser. B, 5.00%, 05/15/2014	4,500,000	4,916,340
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth. Proj., 5.00%, 11/01/2016	3,000,000	3,278,940
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. A, 5.00%, 11/01/2027	1,500,000	1,643,010
Kent, MI Hosp. Fin. Auth. RB, Spectrum Hlth. Sys., Ser. A, 5.25%, 01/15/2047	3,000,000	3,286,380
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB, 5.00%, 11/01/2014	500,000	550,990
North Texas Hlth. Facs. Dev. Corp. Hosp. RB, United Regl. Hlth. Care Sys. Hosp., 5.00%, 09/01/2017	850,000	903,949
Salem, OR Hosp. Facs. Auth. RB, Salem Hosp. Proj., Ser. 2008-C, FRN, 0.40%, VRDN, (LOC: Allied Irish Banks plc)	5,000,000	5,000,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. RB, Baptist Mem. Hlth. Proj., 5.00%, 09/01/2015	2,750,000	3,053,105
Wisconsin Hlth. & Edl. Facs. Auth. RB, Aurora Healthcare, Inc., Ser. B, 4.75%, 08/15/2025	3,000,000	3,149,430

		36,527,190

HOUSING 9.5%
District of Columbia Mtge. Fin. Agcy. SFHRB, Ser. B, 5.625%, 06/01/2035	1,990,000	2,098,395
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012, (Insd. by FNMA & GNMA)	395,000	402,331
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	285,000	293,507
Nevada Hsg. Division SFHRB:
Ser. A-2, 5.75%, 04/01/2032	220,000	232,782
Ser. C-2, 5.40%, 04/01/2031	330,000	348,302
Oregon Hsg. & Cmnty. Svcs. RB, Ser. I, FRN, 0.18%, 07/01/2034	5,000,000	5,000,000
Oregon Hsg. & Cmnty. Svcs. SFHRB:
Ser. H, 5.125%, 01/01/2029	20,000	20,957
Ser. J, 4.70%, 07/01/2030	445,000	448,743
Pennsylvania HFA SFHRB, Ser. 2005-88B, 0.22%, 10/01/2036, (SPA: Dexia SA)	5,000,000	5,000,000
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034, (Insd. by FNMA & GNMA)	5,000	5,073
South Dakota HDA RB, Homeownership Mtge. Program, Ser. F, 5.25%, 05/01/2028	2,270,000	2,367,519
Wisconsin Hsg. & EDA RB, Homeownership Mtge. Program:
Ser. A, FRN, 0.42%, 03/01/2035, (SPA: WestLB AG)	5,000,000	5,000,000
Ser. B, 5.75%, 03/01/2022, (Insd. by MGIC)	105,000	105,068

		21,322,677

INDUSTRIAL DEVELOPMENT REVENUE 18.8%
Courtland, AL Indl. Dev. Board Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	4,000,000	4,163,760
Dade Cnty., FL IDRB, Dolphins Stadium Proj., Ser. C, FRN, 3.10%, 07/01/2032	1,000,000	1,000,000
Indiana Dev. Fin. Auth. RB, Waste Mgmt., Inc. Proj., 4.70%, 10/01/2031	1,250,000	1,293,450
Jasper Cnty., IN PCRRB:
4.15%, 08/01/2010, (Insd. by MBIA)	1,000,000	1,008,980
5.20%, 06/01/2013, (Insd. by MBIA)	2,000,000	2,137,920
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, 4.35%, 03/01/2031	3,000,000	3,000,000
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	4,000,000	4,142,600
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,850,000	2,854,104
New York Env. Facs. Corp. RB, Waste Mgmt. Proj., Ser. A, 4.55%, 05/01/2012	3,000,000	3,055,950
Ohio Air Quality Dev. Auth. RRB, Columbus Southern Pwr. Co., Ser. A, 3.875%, 12/01/2038	2,000,000	2,068,420
Oklahoma Dev. Fin. Auth. RRB, Pub. Svcs. Co. Proj., 5.25%, 06/01/2014	5,000,000	5,465,750
Pulaski Cnty., VA IDA RB, Pulaski Furniture Proj., FRN, 0.20%, 08/01/2019	4,800,000	4,800,000

2

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Richland Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 4.60%, 09/01/2012	$1,500,000	$1,519,170
West Virginia EDA PCRRB, Appalachian Power Co. Proj., Ser. D, 4.85%, 05/01/2019	3,000,000	3,175,410
Yavapai Cnty., AZ IDA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. 2003 A-2, 4.25%, 03/01/2028	2,500,000	2,500,000

		42,185,514

MISCELLANEOUS REVENUE 3.1%
Kentucky Asset/Liability Cmnty. Agcy. RB, Fed. Hwy. Proj., First Series, 5.00%, 09/01/2015	3,000,000	3,390,000
Michigan Muni. Bond Auth. RB, State Aid Notes, Ser. D, 9.50%, 08/20/2010	1,000,000	998,880
Tennessee Energy Acquisition Corp. RB, Ser. C, 5.00%, 02/01/2015	2,375,000	2,532,985

		6,921,865

POWER 2.4%
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.00%, 01/01/2016	5,000,000	5,504,300

PRE-REFUNDED 0.2%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	185,000	193,997
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	135,000	140,026
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	195,000	198,740

		532,763

RESOURCE RECOVERY 1.3%
Beaver Cnty., PA IDA PCRRB, FirstEnergy Generation Corp. Proj., Ser. 2008-B, 3.00%, 10/01/2047	3,000,000	3,027,330

SALES TAX 1.0%
Confluence Metro. Dist. of Colorado RB, 5.25%, 12/01/2017	2,000,000	1,714,200
Coralville, IA Urban Renewal Tax Increment RB, Ser. C, 5.00%, 06/01/2010	500,000	503,920

		2,218,120

SPECIAL TAX 3.1%
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2016	4,000,000	4,221,480
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	2,560,000	2,671,206

		6,892,686

TRANSPORTATION 2.4%
Central Texas Regl. Mobility Auth. RB, 5.75%, 01/01/2017	500,000	521,365
Merrill Lynch Puttable Floating Option Tax-Exempt Receipts, Ser. PT-3931, FRN, 0.45%, 07/01/2030	4,875,000	4,875,000

		5,396,365

UTILITY 7.4%
Lakeland, FL Energy Sys. RRB, FRN, 1.33%, 10/01/2014	3,000,000	3,006,750
Philadelphia, PA Gas Works RRB, Ser. 8-A, 5.00%, 08/01/2015	2,000,000	2,110,980
Texas Muni. Gas Acquisition & Supply Corp. RB:
Gas Supply Proj.:
Ser. A, 5.00%, 12/15/2015	1,205,000	1,275,613
Ser. B, FRN, 0.70%, 09/15/2017	5,000,000	4,768,750
Ser. D, 5.625%, 12/15/2017	5,000,000	5,378,250

		16,540,343

Total Municipal Obligations (cost $209,362,249)		212,464,853

SHORT-TERM INVESTMENTS 5.4%
COMMERCIAL PAPER 1.8%
INDUSTRIAL DEVELOPMENT REVENUE 1.8%
West Baton Rouge Parish, LA Indl. Dist. No. 3 RB, The Dow Chemical Co. Proj., 0.60%, 03/04/2010	4,000,000	4,000,000

3

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.11% q ø	8,213,369	$8,213,369

Total Short-Term Investments (cost $12,213,369)		12,213,369

Total Investments (cost $221,575,618) 99.9%		224,678,222
Other Assets and Liabilities 0.1%		143,794

Net Assets 100.0%		$224,822,016

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corporation
MGIC	Mortgage Guaranty Insurance Corporation
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of February 28, 2010:

Texas	9.5%
Arizona	5.7%
New York	5.7%
Pennsylvania	5.4%
Colorado	4.7%
Oregon	4.7%
Virginia	4.4%
Indiana	4.2%
South Carolina	3.9%
Washington	3.8%
Michigan	3.8%
Wisconsin	3.7%
California	3.6%
Florida	2.9%
Nevada	2.9%
Tennessee	2.5%
Oklahoma	2.4%
U.S. Virgin Islands	2.4%
Puerto Rico	2.3%
Illinois	2.2%
Alabama	1.9%
Missouri	1.8%
Kentucky	1.5%
West Virginia	1.4%
Kansas	1.2%
Georgia	1.1%
South Dakota	1.1%
District of Columbia	0.9%
Ohio	0.9%
New Jersey	0.9%
New Hampshire	0.7%
Iowa	0.2%
Maryland	0.2%
Maine	0.1%
Non-state specific	5.4%

100.0%

On February 28, 2010, the aggregate cost of securities for federal income tax purposes was $221,575,618. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,492,301 and $2,389,697, respectively, with a net unrealized appreciation of $3,102,604.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

4

EVERGREEN SHORT-INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$212,464,853	$0	$212,464,853
Short-term investments	8,213,369	4,000,000	0	12,213,369

	$8,213,369	$216,464,853	$0	$224,678,222

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.6%
AIRPORT 7.7%
Atlanta, GA Arpt. RB, Ser. B, 6.00%, 01/01/2018	$5,000,000	$5,055,400
Atlanta, GA Arpt. RRB, Ser. A, 5.50%, 01/01/2021	3,550,000	3,595,759
Broward Cnty., FL Arpt. Sys. RB, Ser H-1, 5.25%, 10/01/2010, (Insd. by AMBAC)	1,730,000	1,744,290
Broward Cnty., FL Arpt. Sys. RRB, Ser. E, 5.25%, 10/01/2012, (Insd. by AMBAC)	4,000,000	4,030,120
Chicago, IL Midway Arpt. RB, Ser. B, 5.625%, 01/01/2029	340,000	340,075
Chicago, IL O’Hare Intl. Arpt. RB, Ser. A, 5.50%, 01/01/2016	9,060,000	9,076,580
Dallas, TX RB, Fort Worth Intl. Arpt., Ser. A, 6.00%, 11/01/2028	435,000	435,492
Houston, TX Arpt. Sys. RB:
Spl. Facs.:
Ser. A, 6.00%, 07/01/2014	5,030,000	5,068,479
Ser. B, 5.25%, 07/01/2014	350,000	350,721
Sub Lien:
Ser. A:
5.625%, 07/01/2021	2,530,000	2,556,135
6.00%, 07/01/2012	3,960,000	3,992,868
Ser. B, 5.25%, 07/01/2015	1,250,000	1,252,125
Lee Cnty., FL Arpt. RB, AMT, Ser. A, 6.00%, 10/01/2032, (Insd. by FSA)	4,400,000	4,451,700
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,442,082
5.25%, 09/01/2012	1,535,000	1,486,187
5.25%, 09/01/2013	1,610,000	1,549,850
Ser. A:
5.875%, 09/01/2023, (Insd. by MBIA)	5,165,000	4,320,316
6.00%, 09/01/2021, (Insd. by MBIA)	2,700,000	2,325,861
Oklahoma City, OK Arpt. Trust, 5.50%, 02/01/2012, (Insd. by AMBAC)	45,000	45,127

		53,119,167

CONTINUING CARE RETIREMENT COMMUNITY 0.7%
Dade Cnty., FL IDRRB, Convalescent Proj., Ser. A, 4.90%, 12/20/2010	240,000	242,873
Lubbock, TX Hlth. Facs. Dev. Corp. RB, Lutheran Retirement, 6.00%, 03/20/2029, (Insd. by GNMA)	1,000,000	1,033,170
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	420,000	314,899
South Carolina Jobs EDA RB, Ebenezer Nursing Home, Inc., 6.90%, 01/20/2037	3,115,000	3,225,676

		4,816,618

EDUCATION 1.0%
California Edl. Facs. Auth. RB, College & Univ. Proj., 5.50%, 03/01/2011	135,000	135,475
California Pub. Works Board Lease RB:
California Cmnty. College Proj.:
Ser. A, 5.375%, 03/01/2010	150,000	150,087
Ser. D, 5.375%, 03/01/2010	200,000	200,116
California State Univ. Proj.:
Ser. A, 5.25%, 12/01/2013	70,000	70,180
Ser. C:
5.25%, 10/01/2013	100,000	100,233
5.375%, 10/01/2016	500,000	501,705
5.40%, 10/01/2022	700,000	702,212
California Pub. Works Board Lease RRB:
California Cmnty. College Proj., Ser. B, 5.625%, 03/01/2016	220,000	220,308
California State Univ. Proj., Ser. A, 5.40%, 12/01/2016	1,050,000	1,052,992
Illinois Edl. Facs. Auth. Student Hsg. RB, Edl. Advancement Fund, Univ. Ctr. Proj., 6.00%, 05/01/2022	1,000,000	1,122,390
Massachusetts Edl. Fin. Auth. RB, Ser. A, 4.875%, 01/01/2011	405,000	408,329
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	5,000	3,075
Ohio Higher Edl. Fac. RB, Case Western Reserve, Ser. B, 5.50%, 10/01/2020	1,710,000	1,916,158
Perris, CA Unified High Sch. Dist. RB, 2003 Sch. Financing Proj., 6.00%, 10/01/2030	435,000	452,857

		7,036,117

1

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL 6.7%
Butler Cnty., OH GO, 5.25%, 12/01/2022	$2,140,000	$2,416,488
Chicago, IL GO:
Ser. A, 5.625%, 01/01/2039	3,550,000	3,955,410
Ser. B, 5.125%, 01/01/2015	1,980,000	2,217,580
Cook Cnty., IL Refunding GO, Ser. A, 5.00%, 11/15/2022	3,535,000	3,565,012
Dade Cnty., FL Seaport Refunding GO, 5.125%, 10/01/2016	1,750,000	1,756,195
Dixon, CA Unified Sch. Dist. Election of 2002 GO, 0.00%, 08/01/2037 ¤	1,100,000	173,063
Grand Rapids, MI Bldg. Auth. GO, 5.75%, 08/01/2014	750,000	767,760
Indianapolis, IN Local Pub. Impt. Board Bank GO, Ser. O, 5.25%, 07/01/2033	3,375,000	3,731,029
Jackson Township, NJ Sch. Dist. GO, 5.00%, 04/15/2018	3,090,000	3,372,519
King Cnty., WA Sch. Dist. No. 401 GO, Highline Public Schools, 5.125%, 12/01/2021	2,500,000	2,744,625
Leander, TX Independent Sch. Dist. Refunding GO, 0.00%, 08/15/2024 ¤	200,000	90,034
McGuffey, PA Sch. Dist. GO, 5.125%, 08/01/2031	1,000,000	1,065,890
Mentor, OH Refunding GO, Street Impt. Bonds, Ser. 1991, 7.15%, 12/01/2011	115,000	117,069
Mercedes, TX GO, 4.60%, 02/15/2011, (Insd. by AMBAC)	160,000	160,538
Metropolitan Park Dist. of Tacoma GO, 6.00%, 12/01/2018	1,075,000	1,178,092
Montabella, MI Cmnty. Sch. Dist. GO, 4.85%, 05/01/2010	100,000	100,818
New York, NY GO:
Ser. A, 5.20%, 08/01/2010, (Insd. by FSA)	225,000	227,029
Sub-Ser. A1, 5.75%, 08/01/2014	75,000	75,308
Northwest Harris Cnty., TX Refunding GO, Muni. Util. Dist. No. 23, Waterworks & Sewer, 5.30%, 10/01/2011	150,000	150,584
Orleans Parish, LA Parishwide Sch. Dist. GO, Ser. A:
4.85%, 09/01/2010	605,000	606,204
5.125%, 09/01/2018	100,000	99,998
Redmond, WA Library Capital Facs. Area GO, 5.00%, 12/01/2017	200,000	200,706
Ricewood, TX Refunding GO, Muni. Util. Dist.:
4.80%, 09/01/2010, (Insd. by FSA)	200,000	204,440
4.875%, 09/01/2011, (Insd. by FSA)	175,000	178,832
Snohomish Cnty., WA GO, Sch. Dist. No. 002, 5.50%, 12/01/2015	2,825,000	3,127,840
South Shore, TX Refunding GO, Muni. Util. Dist. No. 6, Water & Sewer Sys., 5.10%, 09/01/2011	200,000	200,690
Springfield, MA GO, 5.50%, 08/01/2014	1,500,000	1,621,725
Wayne Cnty., MI GO, Bldg. Auth. Capital Impt., Ser. A, 5.25%, 06/01/2016	1,000,000	1,003,650
Will Cnty., IL GO, Cmnty. High Sch. Dist. No. 210:
5.05%, 01/01/2016	2,440,000	2,722,528
5.10%, 01/01/2017	1,465,000	1,636,683
5.10%, 01/01/2018	3,120,000	3,485,633
Williamson Cnty., TN GO, 5.25%, 03/01/2016	1,000,000	1,000,700
Wyandotte Cnty., KS Refunding GO, Sch. 500 Dist., 5.00%, 09/01/2020	1,715,000	1,893,000
Wylie, TX Independent Sch. Dist. GO, 0.00%, 08/15/2016 ¤	250,000	178,597

		46,026,269

GENERAL OBLIGATION – STATE 8.1%
California GO:
6.00%, 08/01/2014	755,000	766,295
6.25%, 10/01/2019	15,000	15,034
Ser. BW, 4.95%, 12/01/2011	175,000	175,315
Connecticut GO:
5.65%, 03/15/2012	270,000	271,112
Ser. A, 5.375%, 04/15/2017	2,320,000	2,550,538
Florida Board of Ed. Capital Outlay Refunding GO:
Ser. A, 5.50%, 06/01/2018	9,795,000	10,418,550
Ser. B, 5.50%, 06/01/2017	5,000,000	5,335,450
Florida Refunding GO, Sr. Lien, Jacksonville Trans., 5.00%, 07/01/2012	350,000	351,211
Georgia GO:
Ser. B, 5.75%, 08/01/2012	2,000,000	2,243,540
Ser. C, 6.00%, 07/01/2012	2,000,000	2,040,600
Ser. D, 5.00%, 08/01/2014	2,880,000	3,175,718

2

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE continued
Illinois GO:
5.125%, 12/01/2010	$800,000	$803,024
5.125%, 03/01/2011	400,000	403,464
5.125%, 04/01/2023	19,715,000	19,774,539
5.15%, 07/01/2015	145,000	145,493
5.25%, 07/01/2022	150,000	150,449
Massachusetts GO, Conservative Loan, Ser. B, 5.70%, 06/01/2019	1,255,000	1,273,361
New York Refunding GO, Ser. C, 5.375%, 10/01/2011, (Insd. by AMBAC)	1,000,000	1,004,050
Texas GO, Veterans Land Board, 6.00%, 12/01/2030	200,000	201,074
Texas Public Fin. Auth GO, Ser. A, 5.375%, 10/01/2016	2,540,000	2,728,468
Wisconsin GO, Ser. A, 5.50%, 05/01/2011	2,000,000	2,019,200

		55,846,485

HOSPITAL 5.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,007,530
California Hlth. Facs. Fin. Auth. RB, Ser. B, 7.20%, 01/01/2012	85,000	85,312
Charleston Cnty., SC Hosp. Facs. RRB, Med. Society Hlth. Proj., 5.50%, 10/01/2019, (Insd. by MBIA)	315,000	320,922
Connecticut Hlth. & Edl. Facs. Auth. RB, Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	200,000	200,804
Franklin Cnty., OH Healthcare Facs. RRB, Wesley College Glen Hlth. Svcs., 6.25%, 12/20/2034	9,780,000	10,081,126
Gulfport, MS Hosp. Facs. RRB, Gulfport Mem. Hosp., Ser. A, 6.20%, 07/01/2018	200,000	200,240
Illinois Hlth. Facs. Auth. RRB:
Sinai Hlth. Proj., 5.00%, 08/15/2024	6,400,000	6,505,728
Western Med. Facs. Foundation, 5.00%, 11/15/2018	4,375,000	4,377,144
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth. Ctr., Ser. A, 7.00%, 06/15/2015	405,000	406,110
Lucas Cnty., OH Hosp. Auth. RB, Promedica Hlth. Care Obl., 5.75%, 11/15/2011	750,000	752,617
Madison Cnty., IN Hosp. Auth. Facs. RB, Cmnty. Hosp. of Anderson, Ser. A, 8.00%, 01/01/2014	910,000	914,532
Massachusetts Hlth. & Edl. Facs. Auth. RB, Partners Healthcare Sys., Ser. A, 5.10%, 07/01/2010	2,510,000	2,520,291
Minneapolis, MN Hlth. Care Sys. RB, Ser. A, 6.00%, 11/15/2023	4,850,000	5,518,572
New York Dorm Auth. RB, Ellis Hosp. Mtge. Proj., 5.50%, 08/01/2015	2,515,000	2,519,929
Peninsula Ports Auth. VA Hosp. Facs. RRB, Whittaker Mem. Hosp. Proj., 8.70%, 08/01/2023	470,000	485,703
Ulster Cnty., NY Indl. Dev. Agcy. RRB, Benedictine Hosp. Proj., 5.00%, 11/01/2011	425,000	433,483
Washington Hlth. Care Facs. Auth. RRB, Highline Med. Ctr., 6.25%, 08/01/2036	3,500,000	3,755,500

		40,085,543

HOUSING 13.5%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB, Ser. II-1, 5.05%, 11/01/2010	120,000	121,553
Augusta, GA MHRB, Ashton Bon Air LP, 4.90%, 11/20/2024	1,155,000	1,163,154
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	1,550,000	28,706
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Stablewood Farms, 6.25%, 07/20/2043	3,610,000	3,861,184
Biloxi, MS MHRRB, Pass Pointe Apts., Ser. A, 5.65%, 12/01/2017	2,630,000	2,736,646
Bryan Cnty., OK EDA SFHRB, Ser. A, 8.60%, 07/01/2010	140,000	69,299
California Hsg. Fin. Agcy. MHRB:
Ser. A:
5.05%, 08/01/2011	100,000	100,855
5.95%, 08/01/2028	390,000	390,125
Ser. B, 6.15%, 08/01/2022	160,000	160,184
California Hsg. Fin. Agcy. RB, Home Mtge, Ser. J, 4.95%, 08/01/2022	240,000	224,114
California Rural Home Mtge. Auth. SFHRB, Ser. B, 7.30%, 06/01/2031	190,000	195,440
Clay Cnty., MO IDA MHRB, Ser. A, 6.30%, 01/20/2038	1,280,000	1,380,826
Colorado HFA RB, Ser. E-2, 7.00%, 02/01/2030	905,000	928,566
Colorado HFA SFHRB, 0.00%, 11/01/2029 ¤	1,940,000	651,083
Comanche Cnty., OK HFA SFHRB, Ser. B-2, 6.60%, 10/01/2035	470,000	494,515
Connecticut HFA RB, Hsg. Mtge. Fin. Program:
Ser. A-2, 5.10%, 11/15/2018	85,000	85,043
Ser. C-3, 3.70%, 11/15/2010	500,000	509,740

3

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Dallas, TX Fin. Corp. MHRB, Towne Ctr. Apts., Ser. A, 6.75%, 10/20/2032	$976,000	$1,016,143
DeKalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	210,000	217,751
Delaware Cnty., IN RRB, Indl. Edit Corp. Lease Rental, 5.00%, 12/01/2012	5,000	5,006
District of Columbia HFA RB, Residential Seniors Ctr., Ser. 1, 7.75%, 09/01/2016	62,500	62,681
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,500,000	1,605,340
0.00%, 07/01/2030, (Insd. by FSA) ¤	2,300,000	593,975
Brittany of Rosemont, Ser. G1, 6.25%, 07/01/2035, (Insd. by AMBAC)	1,005,000	1,005,151
Spinnaker Cove Apts., Ser. G, 6.50%, 07/01/2036, (Insd. by AMBAC)	100,000	100,054
Florida Hsg. Fin. Corp. RB:
Hampton Ctr. Apts., Ser. D-1, 5.60%, 03/01/2032, (Insd. by FNMA)	185,000	186,138
Mystic Pointe II-F-1, 6.00%, 12/01/2029, (Insd. by GNMA)	120,000	122,692
Fontana, CA Redev. Agcy. Mtge. RRB, College Vlg. Drive Apts., Ser. A, 5.25%, 05/20/2017	1,235,000	1,295,342
Houston, TX MHRB, Hsg. Fin. Corp., 6.10%, 09/20/2021	319,000	337,528
Idaho HFA SFHRB, Ser. F-2, 5.70%, 07/01/2010	20,000	20,128
Illinois HDA MHRB, 4.125%, 10/20/2016	360,000	357,811
Illinois HDA RRB, Morningside North Dev., 5.25%, 01/01/2021	8,855,000	8,861,995
Jackson, MS MHRB, Forest Park Apts., Ser. A, 6.10%, 04/20/2032	60,000	64,100
Los Angeles, CA MHRB:
Colorado Terrace LP Proj., Ser. H, 4.35%, 11/20/2012	310,000	320,621
The Palms Apts., Ser. E, 5.30%, 07/01/2018	1,775,000	1,797,844
Louisiana HFA SFHRB:
AMT:
Ser. A-2, 6.30%, 12/01/2019	145,000	148,046
Ser. B-2, 5.55%, 06/01/2019	570,000	588,474
Ser. C, 6.30%, 06/01/2020	380,000	387,984
Ser. C-1, 5.60%, 12/01/2017	355,000	367,052
Home Owner, Ser. C-2, 5.55%, 06/01/2035	240,000	247,409
Manatee Cnty., FL HFA SFHRB, Ser. A, 6.57%, 05/01/2039	135,000	146,208
Maricopa Cnty., AZ IDA MHRB, Ser. A-1, 5.75%, 10/20/2018	4,020,000	4,272,536
Maryland Cmnty. Dev. Admin. Dept. Hsg. RB:
Ser. 2001B, 5.10%, 07/01/2016	445,000	449,966
Ser. D, 5.375%, 09/01/2024	500,000	502,725
Massachusetts Hsg. Fin. Agcy. RB, Unrefunded Balance, Ser. E, 6.05%, 07/01/2020	60,000	60,015
Massachusetts Hsg. Fin. Agcy. RRB:
Rental Mtge., Ser. H, 6.65%, 07/01/2041	3,335,000	3,350,074
Ser. D, 4.625%, 12/01/2026	710,000	690,177
Miami Dade Cnty., FL HFA MHRB, Sunset Bay Apts. Proj, Ser. 5A, 6.05%, 01/01/2041	200,000	204,112
Michigan HDA MHRB, Ctr. Line, Ser. A:
4.00%, 04/20/2010	295,000	295,888
4.15%, 04/20/2011	320,000	326,397
Michigan HDA SFHRB:
Ser. A, 3.95%, 12/01/2012	660,000	673,352
Ser. C, 5.00%, 12/01/2015	2,000,000	2,012,940
Minnesota Hsg. Fin. Agcy. RB, Residential Hsg. Fin., Ser. I, 5.00%, 07/01/2021	1,290,000	1,314,794
Missouri Hsg. Dev. Commission Mtge. MHRB, Ser. II, 5.375%, 12/01/2018	160,000	163,624
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. A-2, 6.30%, 03/01/2030, (Insd. by GNMA)	2,565,000	2,661,444
Montana Board of Hsg. MFHRB, Ser. A, 6.15%, 08/01/2026	250,000	250,265
Nevada Hsg. Division SFHRRB, Mezzanine, Ser. C-2, 5.95%, 04/01/2022	80,000	82,542
New Hampshire HFA MHRB, Prescott Hills Apts. Proj., 6.05%, 07/01/2029	115,000	115,089
New Hampshire HFA SFHRB, Mtge. Acquisition:
AMT, Ser. B, 4.85%, 07/01/2015	450,000	461,714
Ser. E, 4.65%, 07/01/2014	340,000	350,067
New Jersey Hsg. & Mtge. Fin. Agcy. MHRB, Ser. A, 5.55%, 05/01/2027	325,000	325,107
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. U:
3.75%, 04/01/2010	460,000	460,745
3.80%, 10/01/2010	470,000	474,681

4

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New Mexico Mtge. Fin. Auth. MHRB, Rio Volcan II Apts. Proj., 5.65%, 07/01/2018	$60,000	$60,053
New York Mtge. Agcy. RB, Ser. 67, 5.80%, 10/01/2028	1,105,000	1,118,580
New York, NY Hsg. Auth. MHRRB, Security Assisted, Ser. A, 5.65%, 07/01/2010	385,000	386,552
North Carolina HFA SFHRB, Ser. HH, 6.20%, 03/01/2018	300,000	300,399
North Dakota HFA RB, Hsg. Fin. Program, Ser. A, 4.20%, 07/01/2011	300,000	306,648
Ohio Hsg. Fin. Agcy. RB, Residential Mtge., Ser. C-1, 6.05%, 03/01/2032	95,000	99,652
Ohio Hsg. Fin. Agcy. RRB, Residential Mtge., Ser. C, 5.55%, 03/01/2020	17,680,000	18,666,367
Ohio Hsg. Fin. Agcy. SFHRB, 0.00%, 01/15/2015 ¤	15,000	9,835
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	465,000	126,527
Oregon Hsg. & Cmnty. Svcs. Dept. RB, Single Family Mtge. Program:
Ser. A, 6.00%, 07/01/2020	1,185,000	1,227,079
Ser. L, 5.90%, 07/01/2031	1,600,000	1,642,272
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 63-A, 0.00%, 04/01/2030 ¤	245,000	80,115
Ser. 67-A, 5.40%, 10/01/2024	1,040,000	1,100,892
Ser. 68-A, 6.05%, 10/01/2028	3,400,000	3,402,482
Ser. 70-A, 4.90%, 10/01/2010	400,000	400,892
Pennsylvania Hsg. Fin. Agcy. SFHRRB, Ser. 72-A, 5.25%, 04/01/2021	3,505,000	3,512,991
Peregrines Landing, LLC Facs. RB, Ser. A, 7.00%, 05/20/2044, (Insd. by GNMA)	5,755,000	6,228,521
Rhode Island Hsg. & Mtge. Fin. RB, 6.50%, 04/01/2027	25,000	25,033
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	475,000	132,995
Texas Dept. of Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	155,000	155,733
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	910,000	834,197
Virginia HDA RB, Rental Hsg., Ser. B, 5.625%, 08/01/2011	1,095,000	1,108,184

		93,380,759

INDUSTRIAL DEVELOPMENT REVENUE 3.2%
Alaska Indl. Dev. & Export Auth. Power RB, Snettisham Hydroelectric, 6.00%, 01/01/2014	1,165,000	1,173,143
Albuquerque, NM IDRRB, Manor Nursing, Ser. A, 4.80%, 05/20/2014	1,290,000	1,305,429
Illinois Dev. Fin. Auth. Pollution RRB, Illinios Power Co. Proj., Ser. A, 5.70%, 02/01/2024	250,000	250,053
Miami-Dade Cnty., FL IDA RB, Airis Miami II, LLC Proj., 6.00%, 10/15/2019, (Insd. by AMBAC)	85,000	84,624
New Jersey EDA PCRB, New Jersey Pub. Service & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	200,152
New Jersey EDA RB, Elite Pharmaceuticals Proj., Ser. A, 6.50%, 09/01/2030	700,000	455,210
New York, NY Indl. Dev. Agcy. RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015, (Insd. by FSA)	305,000	305,253
Pleasants Cnty., WV PCRB, Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	3,900,000	3,905,421
Port Grays Harbor, WA RRB, TCR, 6.125%, 12/01/2017, (Insd. by AMBAC)	2,630,000	2,633,682
St. Paul, MN Port Auth. IDA RB:
Ser. K, Lottery, 9.50%, 12/01/2014, (Insd. by FGIC)	155,000	55,800
Ser. N, Lottery, 10.00%, 12/01/2014, (Insd. by FGIC)	165,000	59,400
Union Cnty., NJ Util. Auth. Solid Waste RB, Sr. Lease, Ogden Martin, Ser. A, 5.375%, 06/01/2012	8,545,000	8,594,817
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,419,539

		22,442,523

MISCELLANEOUS REVENUE 1.9%
Baker, FL Correctional Dev. First Mtge. RB, Detention Ctr. Proj., 6.00%, 02/01/2013	500,000	479,300
California Statewide CDA RB, SAVRS, 0.69%, 05/15/2029 + ☐	1,350,000	1,282,500
Florida Fin. Dept. Gen. Svcs. RB, Dept. of Env. Preservation 2000-A, 5.00%, 07/01/2013	500,000	500,655
Florida Mid-Bay Bridge Auth. RB, Ser. A, 5.95%, 10/01/2022, (Insd. by AMBAC)	2,000,000	2,047,620
Gulf Breeze, FL Local Govt. RB, FRN, 4.50%, 12/15/2020 +	180,000	180,000
Louisiana Govt. Env. Facs. CDA RB, Ser. A, 6.30%, 07/01/2030	4,000,000	3,976,920
Maine Muni. Bond Bank RB, Ser. B, 5.85%, 11/01/2020	360,000	361,562
Massachusetts Federal Hwy. RB, Ser. B, 5.125%, 12/15/2012	1,855,000	1,861,604
Massachusetts Water Pollution Abatement Trust RB, Unrefunded Balance, MWRA Program, Ser. A, 5.80%, 08/01/2016	45,000	45,652

5

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Michigan Muni. Bond Auth. RB:
5.50%, 11/01/2027	$535,000	$535,444
8.625%, 11/01/2016	125,000	125,600
New York Urban Dev. Corp. RRB, Sub Lien, 5.50%, 07/01/2016	465,000	466,716
Oregon Board Bank RB, Oregon Econ. Cmnty. Dev. Dept., Ser. A, 5.50%, 01/01/2019	1,230,000	1,234,416
Palmdale, CA Civic Auth. RRB, Civic Ctr. Refinancing, Ser. A, 5.60%, 07/01/2015	100,000	100,218
San Francisco, CA City & Cnty. Fin. Corp. RB, Emergency Communications, 5.40%, 04/01/2015	100,000	100,324
Tarrant Cnty., TX Cultural Ed. Facs. Fin. Corp. RB, Retirement Facs., Ser. A-1, 5.25%, 09/20/2023	175,000	183,024

		13,481,555

PORT AUTHORITY 0.4%
Dade Cnty., FL Seaport RB, 5.50%, 10/01/2026, (Insd. by MBIA)	370,000	370,729
Dade Cnty., FL Seaport RRB, Ser. 95, 5.75%, 10/01/2015, (Insd. by MBIA)	475,000	476,943
Massachusetts Port Auth. RB, Ser. E, 5.25%, 07/01/2013, (Insd. by MBIA)	2,260,000	2,265,085

		3,112,757

POWER 0.3%
Hawaii Dept. of Budget & Fin. RB, Hawaiian Elec. Co. Proj., 5.45%, 11/01/2023, (Insd. by MBIA)	365,000	365,102
Long Island Power Auth. RB, NY Elec. Power Sys. Proj., 5.25%, 04/01/2010	325,000	326,502
Sikeston, MO Elec. RRB, 5.00%, 06/01/2012	470,000	470,611
Texas Muni. Power Agcy. RRB, Sub Lien, 4.75%, 09/01/2014	785,000	787,292
Western Minnesota Power Agcy. RRB, Ser. A, 5.50%, 01/01/2011	400,000	401,616

		2,351,123

PRE-REFUNDED 38.0%
Alameda Cnty., CA COP, Med. Ctr. Proj., 5.375%, 06/01/2014	115,000	119,394
Aldine, TX Independent Sch. Dist. GO, 5.00%, 02/15/2026	1,000,000	1,045,560
Arizona Trans. Board Hwy. RB, Ser. B, 5.25%, 07/01/2020	1,000,000	1,105,490
Austin, TX Convention Enterprises, Inc. RB, Convention Ctr. Hotel:
Ser. A, 6.70%, 01/01/2032	5,800,000	6,112,272
Ser. B, 5.75%, 01/01/2032	1,750,000	1,830,168
Avon, IN Two Thousand Sch. Bldg. Corp. RB, First Mtge., 5.30%, 07/15/2019	1,225,000	1,278,753
Baltimore, MD RB, Water Proj., Ser. A, 5.00%, 07/01/2033	2,750,000	3,116,052
Baltimore, MD RRB, Water Proj., Ser. A, 5.50%, 07/01/2026	2,000,000	2,222,580
Brazosport, TX Independent Sch. Dist. RRB, 5.50%, 02/15/2020	1,775,000	2,014,554
California Hlth. Facs. Fin. Auth. RB, Kaiser Permanente, Ser. A, 5.25%, 06/01/2012	1,300,000	1,316,081
Chicago, IL Pub. Bldg. Comml. Bldg. RB, Chicago Transit Auth., 5.25%, 03/01/2014	2,750,000	3,099,112
Clark Cnty, NV Schl. Dist. RB, Ser. D, 5.00%, 06/15/2018	4,000,000	4,558,040
Coastal Water Auth., Texas Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,116
Colorado Dept. of Trans. RB, Antic Notes:
6.00%, 06/15/2011	8,935,000	9,137,824
Ser. A, 5.25%, 12/15/2016	3,200,000	3,699,296
Colorado Hlth. Facs. Auth. RB, Catholic Hlth. Initiatives, 5.25%, 09/01/2021	1,000,000	1,069,910
Commonwealth of Puerto Rico Infrasructure Fin. Auth., Ser. A, 5.375%, 10/01/2024	350,000	364,364
Dallas, TX Water Works & Sewer Sys. RB:
5.00%, 10/01/2020	4,700,000	5,284,163
5.00%, 10/01/2021	4,520,000	5,081,791
Denver, CO City & Cnty. Arpt. RB:
Ser. B, 5.50%, 11/15/2033	10,000,000	11,611,000
Ser. C, 6.125%, 11/15/2025	115,000	115,319
DuPage Cnty., IL Cmnty. Unit Sch. Dist. No. 200, Ser. B, 5.25%, 11/01/2020	1,615,000	1,852,680
Florida Correctional Privatization Commission COP, 350 Bed Youthful Polk Cnty., Ser. B, 5.00%, 08/01/2017	90,000	90,105
Greenville Cnty., SC Sch. Dist. RB, 5.50%, 12/01/2028	18,075,000	20,554,709
Hamal, FL CDD Spl. Assessment Bond, 6.20%, 05/01/2015	370,000	391,427
Hawaii GO, Ser. CV, 5.00%, 08/01/2020	2,000,000	2,130,000
Hawaii Hwy. RB, 5.375%, 07/01/2018	3,380,000	3,605,683
Illinois Dev. Fin. Auth. RB, Midwestern Univ., Ser. B, 6.00%, 05/15/2021	1,450,000	1,557,068

6

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Illinois Hlth. Facs. Auth. RB, Loyola Univ. Hlth. Sys., Ser. A, 6.00%, 07/01/2021	$940,000	$1,007,069
Indiana Hlth. Facs. Fin. Auth. RRB, Ancilla Sys., Inc., 5.25%, 07/01/2022	325,000	326,245
Intermountain Power Agcy. Utah Power Supply RB, Ser. A, 6.15%, 07/01/2014	12,225,000	12,806,054
Kentucky Property & Buildings Cmnty. RRB, Proj. No. 77, 5.25%, 08/01/2018	2,075,000	2,373,613
Lexington Cnty., SC Hlth. Svcs. Dist. RRB, 5.50%, 11/01/2032	5,000,000	5,804,300
Lincoln, NE Elec. Sys. RB, 5.25%, 09/01/2016	4,400,000	4,716,624
Los Angeles, CA Cmnty. Redev. Agcy. RB, Ser. G, 6.75%, 07/01/2010	260,000	263,258
Maricopa, AZ Sch. Dist. No. 11 RRB, Peoria Univ., 5.00%, 07/01/2014	1,075,000	1,215,427
Massachusetts Water Pollution Abatement Trust, Ser. 9, 5.25%, 08/01/2033	1,000,000	1,143,910
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	2,765,000	3,128,432
6.50%, 08/15/2032	5,000,000	5,687,700
Metropolitan Trans. Auth. New York RB, Commuter Facs., Ser. B, 5.00%, 07/01/2011	130,000	130,473
Metropolitan Trans. Auth. New York RRB, Commuter Facs., Ser. D, 5.00%, 07/01/2012	100,000	103,960
Michigan Bldg. Auth. RRB, Facs. Program, Ser. III, 5.375%, 10/15/2014	5,000,000	5,589,050
Michigan HFA RRB, St. John Hlth. Sys., Ser. A, 5.00%, 05/15/2018, (Insd. by AMBAC)	300,000	302,580
Michigan Hosp. Fin. Auth. RRB:
Hosp. Genesys Regl. Med., Ser. A, 5.30%, 10/01/2011	510,000	521,664
Mercy Hlth. Svcs., Ser. W, 5.25%, 08/15/2022	5,000,000	5,062,700
Minnesota GO, 5.25%, 11/01/2022	7,000,000	7,827,540
Missouri Hlth. & Edl. Facs. Auth. RB, BJC Hlth. Sys., Ser. A, 6.75%, 05/15/2010	2,000,000	2,028,360
Nebraska Higher Ed. Loan RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,970,000	1,966,051
New Jersey EDA RB, Sch. Facs. Construction:
Ser. C, 5.00%, 06/15/2016	3,740,000	4,106,857
Ser. F, 5.00%, 06/15/2025	5,000,000	5,657,700
New Jersey Trans. Trust Fund Auth. RB, Ser. C:
5.25%, 06/15/2013	7,465,000	8,507,487
5.50%, 06/15/2015	11,595,000	13,308,277
5.50%, 06/15/2022	4,010,000	4,602,518
5.50%, 06/15/2023	1,000,000	1,147,760
New Jersey Turnpike Auth. RB, Ser. C, 6.50%, 01/01/2013	1,750,000	2,030,227
New York, NY Triborough Bridge & Tunnel Auth. RRB, Ser. A, 5.25%, 01/01/2011	400,000	401,636
Ocean Township, NJ Sewer Auth. RB, 6.25%, 12/01/2010	280,000	292,958
Ohio Water Dev. Auth. PCRB, Water Pollution Control Proj., 5.00%, 06/01/2023	1,220,000	1,411,674
Ohio Water Dev. Auth. RB, Pollution Control, 5.25%, 12/01/2015	1,315,000	1,449,551
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Regl. Hlth. Care, 5.75%, 12/01/2032	2,000,000	2,257,300
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	365,632
Palm Beach Cnty., FL Sch. Board COP, Ser. A:
6.00%, 08/01/2018	5,000,000	5,175,050
6.00%, 08/01/2023	4,570,000	4,729,996
Pennsylvania Turnpike Cmnty. RB, Oil Franchise Tax, Ser. B, 5.00%, 12/01/2031	3,930,000	4,501,815
Phoenix, AZ Civic Import Corp. RB, Excise Tax, Ser. A, 5.00%, 07/01/2023	2,350,000	2,656,980
Pickerington, OH Sch. Dist. GO, Sch. Facs. Construction & Import, 5.25%, 12/01/2020	4,250,000	4,599,350
Pleasant Valley, CA Sch. Dist. Ventura Cnty. GO, Ser. A, 5.00%, 08/01/2018	275,000	279,978
Portland, OR Sewer Sys. RB, Ser. A:
5.75%, 08/01/2019	1,000,000	1,024,080
5.75%, 08/01/2020	1,250,000	1,280,100
Raleigh Cnty., VA Comml. Dev. RB, Virginia Parkways Proj., Ser. B, 5.125%, 06/01/2015	1,450,000	1,526,038
San Antonio, TX Elec. & Gas RRB, Ser. 2000, 5.00%, 02/01/2017	100,000	110,811
Santa Clara Cnty., CA East Side Unified Sch. Dist. GO:
Ser. E, 5.00%, 09/01/2022, (Insd. by FGIC)	3,355,000	3,366,742
Ser. F, 5.25%, 09/01/2025, (Insd. by FGIC)	1,015,000	1,018,786
Sayre, PA Hlth. Care Facs. Auth. RB, Guthrie Hlth. Care Sys., Ser. A, 6.25%, 12/01/2016	1,915,000	2,123,601
Shawnee Cnty., KS Refunding GO, 5.25%, 09/01/2017	1,660,000	1,845,688
Suffolk Cnty., NY Waterworks Auth. RRB, Ser. C, 5.75%, 06/01/2013	7,340,000	7,875,673
Tennessee Sch. Bldg. Auth. RRB, Higher Edl. Facs., Ser. D, 5.50%, 05/01/2011	500,000	502,040

7

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
Tobacco Settlement Financing Corp. RB, 5.00%, 06/01/2013	$3,000,000	$3,281,580
Utah Cnty., UT Hosp. RB, IHC Hlth. Svcs., Inc., 5.25%, 08/15/2021	1,935,000	1,942,605
Vallejo, CA Univ. Sch. Dist. Election of 1997 GO, 5.40%, 08/01/2022, (Insd. by FSA)	500,000	501,970
Waterbury, CT GO, Ser. A, 5.00%, 04/01/2018	2,875,000	3,135,705
Wisconsin Hlth. & Edl. Facs. Auth. RB, Froedert & Cmnty., 5.375%, 10/01/2021	6,500,000	7,037,290
Wood Glen, TX Hsg. Fin. Corp. Mtge. RRB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022, (Insd. by MBIA & FHA)	2,125,000	2,560,157

		263,004,133

PUBLIC FACILITIES 0.3%
San Francisco, CA City & Cnty. COP, 2789 25th Street Proj., 5.00%, 09/01/2014, (Insd. by AMBAC)	600,000	601,848
St. Louis, MO Muni. Fin. Corp. RRB, Ser. A, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	1,154,400

		1,756,248

RESOURCE RECOVERY 0.4%
Connecticut Resource Recovery Auth. RRB, Mid-Connecticut Sys., Ser. A:
5.50%, 11/15/2011	1,705,000	1,711,598
5.50%, 11/15/2012	920,000	923,505
Dade Cnty., FL Resource Recovery RB, 5.50%, 10/01/2010	225,000	225,770

		2,860,873

SALES TAX 1.5%
Los Angeles, CA Muni. Impt. Corp. RB, Police Emergency Proj., Ser. D, 4.375%, 09/01/2010	250,000	250,728
Los Angeles, CA Muni. Impt. Corp. RRB, Central Library Proj., Ser. A, 5.00%, 06/01/2010	350,000	353,927
Metropolitan Pier & Expo. Auth. RRB, Illinois Dedicated State Tax:
5.50%, 06/01/2011	500,000	501,730
McCormick Place Expansion Proj., Ser. A, 5.25%, 06/15/2012	450,000	451,426
Mountain View, CA Tax Allocation RB, Shoreline Regl. Park, Ser. A, 5.50%, 08/01/2021, (Insd. by MBIA)	250,000	250,143
New York Urban Dev. Corp. RRB, Unrefunded Balance, 5.50%, 07/01/2016	8,085,000	8,118,229
Orange Cnty., CA Local Trans. Auth. Sales Tax RB, SAVRS, RIB, AMBAC & TCR, 6.20%, 02/14/2011	245,000	252,615
Santa Clara, CA Redev. Agcy. Tax Allocation RB, Bayshore North Proj., 5.00%, 06/01/2016	250,000	250,802
Tracy, CA Area Public Facs. Financing Agcy. Spl. Tax RRB, Cmnty. Facs. Dist. No. 87-1-H, 5.875%, 10/01/2019	145,000	145,254

		10,574,854

SPECIAL TAX 0.2%
New Mexico Hwy. Cmnty. Tax RB, Ser. A, 5.25%, 06/15/2011	1,000,000	1,063,170

TOBACCO REVENUE 0.1%
Badger Tobacco Asset Securitization Corp. RB, 6.375%, 06/01/2032	250,000	280,560
California Tobacco Securitization Corp. RRB, Ser. A, 5.00%, 06/01/2017	250,000	250,012

		530,572

TRANSPORTATION 0.6%
Massachusetts Turnpike Auth. RB, Ser. A, 5.125%, 01/01/2017	175,000	175,216
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys., Ser. C, 5.50%, 06/15/2019	1,500,000	1,721,640
Phoenix, AZ Street & Hwy. User RRB, Jr. Lien, 6.25%, 07/01/2011, (Insd. by AMBAC)	720,000	723,247
Port Auth. of New York & New Jersey Spl. Obl. RB, Ser. 103, 5.125%, 12/15/2011	1,215,000	1,219,301

		3,839,404

UTILITY 0.5%
Cherokee Cnty., GA Water & Sewer RB, 6.90%, 08/01/2018	5,000	5,025
Fulton Cnty., GA Water & Sewer RB, 5.00%, 01/01/2015, (Insd. by FGIC & MBIA)	1,990,000	2,006,537
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RB, Ser. A, 5.60%, 12/01/2016	575,000	577,340
West Harris Cnty., TX Muni. Util. Dist. No. 11 RRB, 5.00%, 09/01/2019	1,000,000	1,002,700

		3,591,602

WATER & SEWER 4.7%
Chicago, IL Waste Water Transmission RRB, Ser. A, 5.00%, 01/01/2019	6,065,000	6,084,044
Jefferson Cnty., AL Sewer RB, Ser. D, 5.25%, 02/01/2026	2,600,000	2,867,982

8

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Louisiana Pub. Facs. Auth. Collateralized RRB, Louisiana Water Co. Proj., 5.45%, 02/01/2013	$1,150,000	$1,163,248
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	215,000	221,603
New York Env. Facs. Corp. RB, Clean Water & Drinking, Unrefunded Balance, Ser. B, 5.875%, 07/15/2019	4,515,000	4,579,068
New York Env. Facs. Corp. RRB, Spring Valley Water, Ser. A, 6.30%, 08/01/2024, (Insd. by AMBAC)	900,000	900,747
New York, NY Muni. Water Fin. Auth. RB, Water and Sewer Sys., 5.50%, 06/15/2033	1,000,000	1,026,180
Norfolk, VA Water RB, 5.70%, 11/01/2010, (Insd. by MBIA)	2,000,000	2,008,260
Northeast Nebraska Solid Waste Disposal Facs. RB, 4.70%, 05/15/2015	200,000	200,338
Rhode Island Clean Water Fin. Agcy. RB, Wastewater Treatment Sys., 5.80%, 09/01/2022, (Insd. by MBIA)	950,000	950,009
Texas Water Dev. Board RB, Revolving Fund, Ser. A:
5.00%, 07/15/2017	8,320,000	8,348,621
5.25%, 07/15/2014	3,000,000	3,011,010
5.50%, 07/15/2021	665,000	667,713
Wenatchee, WA Storm Drain RB:
5.00%, 12/01/2012	180,000	180,596
5.05%, 12/01/2013	190,000	190,637
Wenatchee, WA Water & Sewer RB:
5.00%, 12/01/2012	110,000	110,364
5.05%, 12/01/2013	115,000	115,385

		32,625,805

Total Municipal Obligations (cost $660,316,875)		661,545,577

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.11% ø q (cost $18,506,739)	18,506,739	18,506,739

Total Investments (cost $678,823,614) 98.3%		680,052,316
Other Assets and Liabilities 1.7%		12,035,413

Net Assets 100.0%		$692,087,729

¤

Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from accretion of discount at acquisition.

+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CDA	Community Development Authority
CDD	Community Development District
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Incorporated
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corporation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RIB	Residual Interest Bonds
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TCR	Transferable Custody Receipts

9

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2010:

Illinois	12.6%
Texas	9.2%
New Jersey	8.6%
Florida	7.3%
Ohio	6.6%
South Carolina	5.7%
New York	5.5%
Colorado	4.0%
Massachusetts	3.9%
California	3.0%
Georgia	2.9%
Pennsylvania	2.6%
Michigan	2.5%
Utah	2.3%
Minnesota	2.2%
Washington	2.1%
Arizona	1.5%
Connecticut	1.4%
Wisconsin	1.4%
Missouri	1.2%
Louisiana	1.1%
Maryland	1.0%
Nebraska	1.0%
Hawaii	0.9%
Indiana	0.9%
Oregon	0.9%
West Virginia	0.8%
Nevada	0.7%
Kansas	0.5%
Virginia	0.5%
Alabama	0.4%
Mississippi	0.4%
New Mexico	0.4%
Kentucky	0.3%
Tennessee	0.2%
Alaska	0.2%
Maine	0.1%
New Hampshire	0.1%
North Carolina	0.1%
Oklahoma	0.1%
Puerto Rico	0.1%
Rhode Island	0.1%
Non-state specific	2.7%

100.0%

On February 28, 2010, the aggregate cost of securities for federal income tax purposes was $678,823,614. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,852,398 and $4,623,696, respectively, with a net unrealized appreciation of $1,228,702.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$660,263,077	$1,282,500	$661,545,577
Short-term investments	18,506,739	0	0	18,506,739

	$0	$660,263,077	$1,282,500	$680,052,316

10

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

February 28, 2010 (unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Debt securities issued by states in the U.S. and its political subdivisions

Balance as of June 1, 2009	$1,001,000
Realized gains or losses	0
Change in unrealized gains or losses	331,500
Net purchases (sales)	(50,000)
Transfers in and/or out of Level 3	0

Balance as of February 28, 2010	$1,282,500

Change in unrealized gains or losses included in earnings relating to securities still held at February 28, 2010	$317,250

11

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: April 27, 2010

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: April 27, 2010